AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2005.

                                                            File Nos. 333-116026
                                                                       811-08369

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. ___                                         [_]
     Post-Effective Amendment No. 1                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 2                                                         [X]

                        (Check Appropriate Box Or Boxes)

                         FS VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            ("FIRST SUNAMERICA LIFE")
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 996-9786

                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on April 29, 2005 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                              Cross Reference Sheet

                               PART A - PROSPECTUS

     Item Number in Form N-4                                 Caption
     -----------------------                                 -------
1.   Cover Page ..............................  Cover Page

2.   Definitions .............................  Definitions

3.   Synopsis ................................  Highlights; Fee Tables;
                                                Portfolio Expenses; Examples

4.   Condensed Financial Information .........  Not available at this time

5.   General Description of Registrant,         Seasons Select II Variable
     Depositor and Portfolio Companies .......  Annuity; Other Information

6.   Deductions ..............................  Expenses

7.   General Description of Variable Annuity    Seasons Select II Variable
     Contracts ...............................  Annuity; Purchasing a
                                                Seasons Select II Variable
                                                Annuity Contract; Investment
                                                Options

8.   Annuity Period ..........................  Income Options

9.   Death Benefit ...........................  Death Benefits

10.  Purchases and Contract Value ............  Purchasing a Seasons Select II
                                                Variable Annuity Contract

11.  Redemptions .............................  Access To Your Money

12.  Taxes ...................................  Taxes

13.  Legal Proceedings .......................  Legal Proceedings

14.  Table of Contents of                       Table of Contents of
     Statement of Additional Information .....  Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                     Caption
-----------------------                                     -------
15.  Cover Page ..............................  Cover Page

16.  Table of Contents .......................  Table of Contents

17.  General Information and History .........  The Seasons Select II Variable
                                                Annuity (P); Separate Account;
                                                General Account (P);
                                                Investment Options (P);
                                                Other Information (P)

18.  Services ................................  Other Information (P)

19.  Purchase of Securities Being Offered ....  Purchasing a Seasons Select II
                                                Variable Annuity (P)

20.  Underwriters ............................  Distribution of Contracts

21.  Calculation of Performance Data .........  Performance Data

22.  Annuity Payments ........................  Income Options (P); Income Payments;
                                                Annuity Unit Values

23.  Financial Statements ....................  Depositor: Other Information (P);
                                                Financial Statements;
                                                Registrant: Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                  As filed pursuant to Rule 497
                                               under the Securities Act of 1933
                                                    Registration No. 333-116026
                                                                      811-08369
[LOGO] Seasons
Select/II/
A new way to
look at money/TM/
                                  PROSPECTUS
                                April 29, 2005

                  ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                       FS VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

The annuity contract has several investment choices - fixed investment options which offer interest rates guaranteed by First SunAmerica Life Insurance
Company for different periods of time, and Variable Portfolios:
   SELECT PORTFOLIOS         FOCUSED PORTFOLIOS                            SEASONS STRATEGIES
    Large Cap Growth            Focus Growth                                Growth Strategy
  Large Cap Composite     Focus Growth and Income         (which invests in Stock Portfolio, Asset Allocation:
    Large Cap Value             Focus Value         Diversified Growth Portfolio and Multi-Managed Growth Portfolio)
     Mid Cap Growth            Focus TechNet                            Moderate Growth Strategy
     Mid Cap Value                                        (which invests in Stock Portfolio, Asset Allocation:
       Small Cap         SEASONS MANAGED ALLOCATION  Diversified Growth Portfolio and Multi-Managed Moderate Growth
  International Equity           PORTFOLIOS                                    Portfolio)
Diversified Fixed Income     Allocation Growth                         Balanced Growth Portfolio
 Strategic Fixed Income  Allocation Moderate Growth       (which invests in Stock Portfolio, Asset Allocation:
    Cash Management         Allocation Moderate       Diversified Growth Portfolio and Multi-Managed Income/Equity
                            Allocation Balanced                                Portfolio)
                                                                      Conservative Growth Strategy
                                                          (which invests in Stock Portfolio, Asset Allocation:
                                                             Diversified Growth Portfolio and Multi-Managed
                                                                           Income Portfolio)

                all of which invest in the Underlying Funds of
                             Seasons Series Trust
                             which is managed by:

           SELECT PORTFOLIOS               FOCUSED PORTFOLIOS               SEASONS STRATEGIES
      AIG Global Investment Corp.         AIG SunAmerica Asset     AIG SunAmerica Asset Management Corp.
 AIG SunAmerica Asset Management Corp.      Management Corp.           Janus Capital Management LLC.
Banc of America Capital Management, LLC     American Century       Putnam Investment Management, L.L.C.
        Franklin Advisers, Inc.          Investment Management,       T. Rowe Price Associates, Inc.
 Goldman Sachs Asset Management, L.P.             Inc.              Wellington Management Company, LLP.
 Goldman Sachs Asset Management Int'l   Baron Capital Management,
     Janus Capital Management LLC.                Inc.             SEASONS MANAGED ALLOCATION PORTFOLIOS
        Lord Abbett & Co. LLC.             Credit Suisse Asset      Ibbotson Investment Advisors, LLC.
    T. Rowe Price Associates, Inc.          Management, Inc.
Salomon Brothers Asset Management Inc.   Harris Associates L.P.
  Wellington Management Company, LLP.   Janus Capital Management,
                                                   LLC
                                         J.P. Morgan Investment
                                             Management Inc.
                                             Marsico Capital
                                            Management, LLC.
                                         RCM Capital Management,
                                                   LLC
                                         Third Avenue Management
                                                  LLC.
                                          Thornburg Investment
                                            Management, Inc.

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the
Seasons Select/II/ Variable Annuity. If elected, this variable annuity provides a payment enhancement program called "Seasons Rewards." Your withdrawal charge schedule will be longer and greater than other contracts offered without the
Seasons Rewards program.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 29, 2005.
The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us (800) 99NY-SUN or write our Annuity Service Center at,
P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in
Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the
SAI, materials incorporated by reference and other information filed electronically with the SEC.

Annuities involve risk, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other agency.

This variable annuity provides an optional bonus feature called "Seasons
Rewards". If you elect this feature, in exchange for bonuses credited to your contract, your surrender charge schedule will be longer and higher than if you chose not to elect this feature. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal.

These securities have not been approved or disapproved by the Securities and
Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

Accumulation Phase--The period during which you invest money in your contract.

Accumulation Units--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

Annuitant(s)--The person(s) on whose life (lives) we base annuity payments.

Annuity Date--The date on which annuity payments are to begin, as selected by you.

Annuity Units--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

Beneficiary(ies)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

Company--Refers to First SunAmerica Life Insurance Company ("First
SunAmerica"), the insurer that issues this contract. The term "we," "us," "our"
and "First SunAmerica" are also used to identify the Company.

Fixed Account--An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

Income Phase--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

Latest Annuity Date--Your 90th birthday or tenth anniversary, whichever is later.

Market Close--The close of the New York Stock Exchange, usually at 1 p.m.
Pacific Time.

Non-Qualified (Contract)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

Payment Enhancement(s)--The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

Purchase Payments--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

Qualified (Contract)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

Trust--Refers to the Seasons Series Trust.

Underlying Funds--The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

Variable Portfolio(s)--Refers collectively to the Select Portfolios, Focused
Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The
Variable Portfolios invest in the Underlying Funds of Seasons Series Trust.

HIGHLIGHTS
  ------------------------------------------------------------------------------

The Seasons Select/II/ Variable Annuity is a contract between you and First
SunAmerica Life Insurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase
Payments may be invested in the Select Portfolios, Focused Portfolios, Managed
Allocation Portfolios and/or pre-allocated Seasons Strategies ("Variable
Portfolios") and Fixed Accounts. You may also elect to participate in the
Seasons Rewards program of the contract that can provide you with Payment
Enhancements to invest in your contract in exchange for a longer withdrawal charge schedule. Like all deferred annuities, the contract has an Accumulation
Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

Free Look: If you cancel your contract within 10 days after receiving it, we will cancel the contract without charging a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the date we receive your request. This amount may be more or less than your original
Purchase Payment. If you elected to participate in Seasons Rewards, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A
SEASONS SELECT/II/ VARIABLE ANNUITY in the prospectus.

Expenses: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The percentage of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Seasons Rewards Program, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS
SELECT/II/ VARIABLE ANNUITY and EXPENSES in the prospectus.

Access to Your Money: You may withdraw money from your contract during the
Accumulation Phase. If you do so, earnings are deemed to be withdrawn first.
You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

Optional Living Benefits: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the
Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING
BENEFITS in the prospectus.

Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation
Phase. An optional enhanced death benefit is also available. Please see DEATH
BENEFITS in the prospectus.

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

Inquiries: If you have questions about your contract call your financial representative or contact our Annuity Service Center P.O. Box 54299 Los
Angeles, California 90054-0299. Telephone Number: (800) 99NY-SUN.


First SunAmerica offers several different variable annuity products to meet the diverse needs of our investors. Our products may provide different features and benefits offered at  different  fees,  charges  and  expenses.  We  also  offer products that do not offer  the  Seasons  Rewards  program.  Contracts  without
Seasons Rewards program have the same mortality and expense risk charges as the same contract with the program. However, contracts without the Seasons  Rewards program generally have a shorter surrender charge schedule which may have lower
surrender  charges  in  certain  years.  When  working  with   your   financial
representative to determine the best product to  meet  your  needs  you  should consider, among other things whether the features  of  this  contract  and  the related fees provide the  most  appropriate  package  to  help  you  meet  your long-term retirement savings goals.


If you would like more information  regarding  how  money  is  shared amongst our business partners, including broker-dealers through which you may purchase a variable annuity, see Payments in Connection  with the Distribution of the Contract in the prospectus.

Please read the prospectus carefully for  more  detailed  information regarding these and other features and benefits of the  contract,  as well as the risks of investing.

FEE TABLES
  ------------------------------------------------------------------------------
The following describes the fees and expenses that you will pay at the time that you buy the contract, transfer cash value between investment options or surrender the contract.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
               (as a percentage of each Purchase Payment)/1/
               If Seasons Rewards is elected................ 9%
               If Seasons Rewards is not elected............ 7%

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund fees and expenses, which are outlined in the next section.

                        CONTRACT MAINTENANCE FEE/2/ $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

                  Mortality and Expense Risk Fees....... 1.25%
                  Distribution Expense Charge........... 0.15%
                  Optional Death Benefit Fee/3/......... 0.20%
                                                         -----
                  Total Separate Account Annual Expenses 1.60%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect either Seasons Promise or Seasons Income Rewards described below.

OPTIONAL SEASONS INCOME REWARDS FEE
(calculated as a percentage of your Purchase Payments received in the first 90 days less withdrawals)

                        Contract Year Annualized Fee/4/
                        ------------- ----------------
                             0-7.....       0.65%
                            8-10.....       0.45%
                             11+.....       none

OPTIONAL SEASONS PROMISE FEE
(calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

                        Contract Year Annualized Fee/5/
                        ------------- ----------------
                            0-7......       0.50%
                            8-10.....       0.25%
                            11+......       none

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trust before any waiver or reimbursements that you may pay periodically during the time you own the contract. More detail concerning Trust's fees and expenses is contained in the prospectus for each of the Trusts. Please read it carefully before investing.

UNDERLYING FUND EXPENSES

             Total Annual Trust Operating Expenses Minimum Maximum
             ------------------------------------- ------- -------
               (expenses that are deducted from
               Underlying Funds of the Trust,
               including management fees, other
               expenses and 12b-1 fees, if
               applicable)........................  1.02%   2.27%

--------
Footnotes to the Fee Table:

/1/Withdrawal Charge Schedule (as a percentage of each Purchase Payment)
          Years.............. 1   2   3   4   5   6   7   8   9   10+
          Non-Seasons Rewards 7%  6%  5%  4%  3%  2%  1%  0%  0%  0%
          Seasons Rewards.... 9%  9%  8%  7%  6%  5%  4%  3%  2%  0%

/2/The contract maintenance fee may be waived if contract value is $50,000 or more.

/3/If elected, the fee is an annualized charge that is deducted daily from your contract value.

/4/The Seasons Income Rewards feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract at the end of the first contract quarter following election and quarterly thereafter.

/5/The Seasons Promise feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
  ------------------------------------------------------------------------------

                         IF YOU ELECT SEASONS REWARDS

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the
Underlying Funds of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; no withdrawals and that the maximum and minimum fees and expenses of the
Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated
period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 2.27%.)

(1)If you surrender your contract at the end of the applicable time period and you elect Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years
   8-10).

                                 1 year 3 years
                                 ------ -------
                                 $1,367 $2,107

(2)If you annuitize your contract at the end of the applicable time period:

                                 1 year 3 years
                                 ------ -------
                                  $369  $1,123

(3)If you do not surrender your contract and you elect Seasons Income Rewards
   (0.65% for years 0-7 and 0.45% for years 8-10).

                                 1 year 3 years
                                 ------ -------
                                  $467  $1,407

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 1.02%.)

(1)If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                                 1 year 3 years
                                 ------ -------
                                 $1,155 $1,485

(2)If you annuitize your contract at the end of the applicable time period:

                                 1 year 3 years
                                 ------ -------
                                  $245   $755

(3)If you do not surrender your contract and you do not elect any optional features:

                                 1 year 3 years
                                 ------ -------
                                  $255   $785

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
  ------------------------------------------------------------------------------

                      IF YOU DO NOT ELECT SEASONS REWARDS

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the
Underlying Funds of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 2.27%.)

(1)If you surrender your contract at the end of the applicable time period and
   Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).

                                 1 year 3 years
                                 ------ -------
                                 $1,158 $1,879

(2)If you annuitize your contract at the end of the applicable time period:

                                 1 year 3 years
                                 ------ -------
                                  $369  $1,123

(3)If you do not surrender your contract and you elect Seasons Income Rewards
   (0.65% for years 0-7 and 0.45% for years 8-10).

                                 1 year 3 years
                                 ------ -------
                                  $458  $1,379

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 1.02%.)

(1)If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                                 1 year 3 years
                                 ------ -------
                                  $950  $1,268

(2)If you annuitize your contract at the end of the applicable time period:

                                 1 year 3 years
                                 ------ -------
                                  $245   $755

(3)If you do not surrender your contract and you do not elect any optional features:

                                 1 year 3 years
                                 ------ -------
                                  $250   $768
                    Explanation of Fee Tables and Examples

1.The purpose of the Fee Tables and Examples is to show you the various expenses you will incur directly and indirectly by investing in the contract.
  We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the
  Underlying Fund expenses can be found in the Trust prospectus located behind this prospectus.

2.In addition to the stated assumptions, the Examples assume separate account expenses as indicated and that no transfer fees were imposed.

3.Examples reflecting participation in the Seasons Rewards program reflect the
  Seasons Rewards withdrawal charge schedule and a 2% upfront payment enhancement.

4.Examples reflecting application of optional features and benefits use the highest fees and charges being offered for these features. If you elected
  Seasons Promise instead of Seasons Income Rewards, your expenses would be lower than those shown in these tables. The fee for the Seasons Income
  Rewards and Seasons Promise features are not calculated as a percentage of your daily net asset value but on other calculation more fully described in the prospectus.

5.These Examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

 Condensed financials are not yet available as sales of this product have only recently begun.

THE SEASONS SELECT/II/ VARIABLE ANNUITY
  ------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

   . Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

   . Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

   . Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you.
You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings.
This annuity works in two stages, the Accumulation Phase and the Income Phase.
Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable investment portfolios. The Variable Portfolios, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in the Variable Portfolios.
The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract may also offer several Fixed Account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by the Company. If available, and you allocate money to the Fixed Account options, the amount of money that accumulates in your contract depends on the total interest credited to the particular Fixed Account option(s) in which you are invested.

For more information on the Variable Portfolios and Fixed Account options available under this contract, see INVESTMENT OPTIONS below.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10%
federal tax penalty on any withdrawal made prior to your reaching age 59 1/2.
Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Seasons Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica issues the Seasons Select/II/ Variable Annuity. When you purchase a Seasons Select/II/ Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733
Third Avenue, 4th floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc., a
Delaware corporation.

PURCHASING A SEASONS SELECT/II/ VARIABLE ANNUITY
  ------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                        Minimum        Minimum Subsequent
                   Minimum Initial     Subsequent      Purchase Payment--
                   Purchase Payment Purchase Payment Automatic Payment Plan
                   ---------------- ---------------- ----------------------
     Qualified          $2,000            $250                $100
     Non-qualified      $5,000            $500                $100

We reserve the right to require Company approval prior to accepting Purchase
Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase
Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and AIG
SunAmerica Life Assurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death.
Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required, at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We will not issue a contract to anyone age 86 or older on the contract issue date and we will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the
Statement of Additional Information for details on the tax consequences of an assignment.

Allocation of Purchase Payments

We invest your Purchase Payments in the Fixed Accounts and Variable Portfolios
according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. See INVESTMENT OPTIONS below.

In order to issue your contract, we must receive your completed application,
Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you or ask your permission to keep your money until we get the information necessary to issue the contract.

SEASONS REWARDS PROGRAM

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred
Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. See WITHDRAWAL CHARGES below. If you make an early withdrawal of Purchase Payments, we may effectively recoup a portion of any bonuses applicable to any payment withdrawn. See EXPENSES below. You may not elect to participate in the Seasons Rewards program if you are age 81 or older at the time of contract issue. The Seasons Rewards Program may not be approved for sale through the broker-dealer with which your financial representative is affiliated. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the Dollar Cost Averaging Fixed
Accounts if you participate in the Seasons Rewards Program.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons
Rewards Program may not perform as well as the contract without the feature.

  Enhancement Levels

The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and
Deferred Payment Enhancement Date may be determined based on stated Enhancement
Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding to your contract value on the date we receive each subsequent Purchase Payment the amount of that subsequent
Purchase Payment.

  Upfront Payment Enhancement

An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each
Purchase Payment. We periodically review and establish the Upfront Payment
Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase
Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

  Deferred Payment Enhancement

A Deferred Payment Enhancement is an amount we may add to your contract on a future date (the "Deferred Payment Enhancement Date"). We calculate the
Deferred Payment Enhancement amount, if any, as a percentage of each Purchase
Payment (the "Deferred Payment Enhancement Rate"). We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment
Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment
Enhancement Date, if applicable, may change at any time. The applicable
Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are
those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred
Payment Enhancement, when credited, is allocated to the Cash Management portfolio.

If you withdraw any portion of a Purchase Payment, to which a Deferred Payment
Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred
Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment
Enhancement Rate and Deferred Payment Enhancement Date applicable to all
Purchase Payments, are as follows:

                           Upfront Payment         Deferred Payment
       Enhancement Level   Enhancement Rate        Enhancement Rate
       -----------------   ----------------        ----------------
         Under $40,000            2%                      0%
       $40,000 -- $99,999         4%                      0%
      $100,000 -- $499,999        4%        1% paid on the 9th anniversary
       $500,000 and above         5%        1% paid on the 9th anniversary

The applicable Payment Enhancement rate is that which is in effect when we receive each purchase payment under your contract. Future Upfront Enhancement
Rates may change at any time, but will never be less than 2%. Future Deferred
Payment Enhancement Rates may increase or stay the same; there is no minimum
Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.

90 Day Window

Contracts issued with the Seasons Rewards feature may be eligible for a
"Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or any applicable Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or
about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution. If applicable, any Deferred Look Back Adjustment will be allocated to the Cash Management portfolio.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred
Payment Enhancement Date:

   . You surrender your contract;

   . A death benefit it paid on your contract;

   . You switch to the Income Phase of your contract; or

   . You fully withdraw the corresponding Purchase Payment.

Appendix A provides an example of the 90 Day Window Provision.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS REWARDS
PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

Check with your representative for information on the Upfront Payment
Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment
Enhancement Date.

Accumulation Units

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, we use a unit of measure called an
Accumulation Unit which works like a share of a mutual fund. During the Income
Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock
Exchange ("NYSE") is open. We base the number of units you receive on the unit value of the variable investment option as of the date we receive your money, if we receive it before 1:00 p.m. Pacific Standard Time (PST) and on the next day's unit value if we receive your money after 1:00 p.m. PST. We calculate an
Accumulation Unit for each Variable Portfolio after the NYSE closes each day.
We do this by:

   1. determining the total value of money invested in a particular Variable
      Portfolio;

   2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

   3. dividing this amount by the number of outstanding Accumulation Units.

   Example (contracts without Seasons Rewards):

   We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an
   Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus
   Growth Portfolio.

   Example (contracts with Seasons Rewards):

   We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. If the Upfront Payment Enhancement
   is 2.00% of your Purchase Payment, we would add an Upfront Payment
   Enhancement of $500 to your contract. We determine that the value of an
   Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Focus
   Growth Portfolio.

Free Look

You may cancel your contract within ten days after receiving it. We call this a
"free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles,
California 90054-0299.

Generally we will refund to you the greater of (1) your Purchase Payments or
(2) the value of your contract on the day we receive your request MINUS any applicable Free Look Payment Enhancement Deduction, if you had elected the
Seasons Rewards program. The Free Look Payment Enhancement Deduction is equal of the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Additionally, all contracts issued as an IRA require the full return of
Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your
Purchase Payments; or (2) the value of your contract MINUS the Free Look
Payment Enhancement Deduction, if applicable.

Exchange Offers

From time to time, we may offer to allow you to exchange an older variable annuity issued by First SunAmerica or one of its affiliates, for a newer product with more current features and benefits, also issued by First
SunAmerica or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
  ------------------------------------------------------------------------------

Variable Portfolios

The contract offers Variable Portfolios, and, if available, fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities.

Each of the variable investment options of the contract invests in Underlying
Funds of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG
SAAMCo"), an affiliate of First SunAmerica, manages Seasons Series Trust. AIG
SAAMCo has engaged sub-advisers to provide investment advice for certain of the
Underlying Funds.

You should read the Prospectus for the Seasons Series Trust carefully before investing. The Trust Prospectus which is attached hereto contains detailed information about the Underlying Funds including investment objective and risk factors.

SELECT AND FOCUSED PORTFOLIOS

The contract offers ten Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective.
Each Select Portfolio invests in an Underlying Fund of the Seasons Series
Trust. Except for the Cash Management portfolio, each Underlying Fund is multi-managed by a team of three money managers. One component of the
Underlying Funds is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed.
However, the Diversified Fixed Income and Strategic Fixed Income portfolios do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each Underlying Fund is intended to balance some of the risks associated with an actively traded portfolio.

The contract also offers Focused Portfolios. Each multi-managed Focused
Portfolio offers you at least three different professional managers, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

Each Underlying Fund and the respective managers are:

                               SELECT PORTFOLIOS
 Large Cap Growth        Mid Cap Growth             International Equity
 AIG Global Investment   AIGGIC                     AIGGIC
 Corp. ("AIGGIC")        T. Rowe Price              Goldman Sachs Asset
 Goldman Sachs Asset     Wellington Management      Management Int'l
 Management L.P.                                    Lord Abbett
 ("GSAM")                Mid Cap Value
 Janus Capital           AIGGIC                     Strategic Fixed Income
 Management LLC          GSAM                       AIGGIC
 ("Janus")               Lord, Abbett & Co. LLC     Franklin Advisers, Inc.
                         ("Lord Abbett")            Salomon
 Large Cap Composite
 AIGGIC                  Small Cap                  Diversified Fixed Income
 AIG SAAMCo              AIGGIC                     AIGGIC
 T. Rowe Price           AIG SAAMCo                 AIG SAAMCo
 Associates, Inc.        Salomon Brothers Asset     Wellington Management
 ("T. Rowe Price")       Management, Inc.
                         ("Salomon")                Cash Management
 Large Cap Value                                    Banc of America Capital
 AIGGIC                                             Management, LLC
 T. Rowe Price
 Wellington Management
 Company, LLP
 ("Wellington
 Management")

                              FOCUSED PORTFOLIOS
Focus Growth                 Focus Growth & Income  Focus Value                 Focus TechNet
Janus Capital Management LLC Harris Associates L.P. Third Avenue Management     AIG SAAMCo
Marsico Capital Management,  ("Harris")             LLC                         Baron Capital Management, Inc.
LLC. ("Marsico")             Thornburg Investment   J.P. Morgan Investment      RCM Capital Management, LLC
Credit Suisse Asset          Management, Inc.       Management Inc.
Management, Inc.             Marsico                ("J.P. Morgan")
                                                    American Century Investment
                                                    Management Inc. ("American
                                                    Century")

Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase
Payments received for allocation to each Select and Focused Portfolio will be allocated equally among the three managers for that Select or Focused
Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three managers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused
Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolios.

Seasons Managed Allocation Portfolios

The contract also offers four Seasons Managed Allocation Portfolios each with a different investment goal. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the
Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

Each Seasons Managed Allocation Portfolio is managed by a professional manager,
Ibbotson Associates Advisers, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation
Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the
Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

Each Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios listed above. The four Seasons Managed Allocation
Portfolios are:

         --------------------------------------------------------------
           Seasons Managed
             Allocation
             Portfolios            Objective       Investment Strategy
         --------------------------------------------------------------
         --------------------------------------------------------------
         Allocation Growth    Long-term capital    Invest primarily in
           Portfolio          appreciation         equity-based
                                                   portfolios.
                                                   Designed to provide
                                                   higher growth
                                                   potential, while
                                                   maintaining risk at
                                                   a reasonable level.
         --------------------------------------------------------------
         --------------------------------------------------------------
         Allocation Moderate  Long-term capital    Focuses on equity
           Growth Portfolio   appreciation         investing to help
                                                   maximize growth
                                                   potential, but also
                                                   invests a portion
                                                   of its assets in
                                                   the bond market for
                                                   income.
         --------------------------------------------------------------
         --------------------------------------------------------------
         Allocation Moderate  Long-term capital    Combines equity
           Portfolio          appreciation and     investing with
                              moderate current     increased exposure
                              income.              to fixed income
                                                   investing. Designed
                                                   for investors who
                                                   want growth, but
                                                   who are also
                                                   seeking a moderate
                                                   level of income.
         --------------------------------------------------------------
         --------------------------------------------------------------
         Allocation Balanced  Long-term capital    Offers the greatest
           Portfolio          appreciation and     exposure to fixed
                              income               income. Designed
                                                   for investors who
                                                   need greater
                                                   balance of growth
                                                   potential and
                                                   current income.
         --------------------------------------------------------------

Special note should be taken of the similarities and differences between the
Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons
Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed
Allocation Portfolios' investments in the Select and Focused Portfolios. The
Seasons Strategies are limited to investment in the specified funds of the
Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed
Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read carefully the descriptions of each alternative for more details.

SEASONS STRATEGIES

The contract offers four Seasons Strategies, each with a different investment objective. Each Seasons Strategy is a Variable Portfolio of the separate account and invests in three underlying funds of Seasons Series Trust. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

The Seasons Strategies differ from other Variable Portfolios because they each invest in more than one underlying fund of Seasons Series Trust. The allocation of money among these underlying funds varies depending on the objective of the
Seasons Strategy.

The underlying funds of Seasons Series Trust in which the Seasons Strategies invest include the Asset Allocation: Diversified Growth Portfolio, the Stock
Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth,
Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the
"Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam
Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price
Associates, Inc. All of the Multi-Managed Portfolios include the same three basic

investment components: a growth component managed by Janus Capital Management
LLC., a balanced component managed by AIG SunAmerica Asset Management Corp. and a fixed income component managed by Wellington Management Company, LLP. The
Growth Seasons Strategy and the Moderate Growth Seasons Strategy also have an aggressive growth component which AIG SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each Seasons Strategy uses an investment approach based on asset allocation.
This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the underlying funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of underlying funds comprising each Seasons Strategy does not change for the life of the contract.

Seasons Strategy Rebalancing

Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:

   . the asset allocation mix for each Seasons Strategy; and

   . the percentage allocation of each underlying fund in which the Seasons
     Strategy invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of underlying funds with higher returns into underlying funds with relatively lower returns.

                                Growth Strategy

   Goal:  Long-term growth of capital, allocating its assets primarily to stocks. This Strategy may be best suited for those with longer periods to invest.

                                    [CHART]

Asset Allocation: Diversified Growth Portfolio (Putnam)     25%
Growth component (Janus)                                    20%
Aggressive Growth component AIG SAAMCo)                     10%
Balanced component (AIG SAAMCo)                             10%
Fixed Income component (Wellington)                         10%
Stock Portfolio (T Rowe Price)                              25%

                           Balanced Growth Strategy

   Goal:  Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This Strategy may be best suited for those approaching retirement and with less tolerance for investment risk.

                                    [CHART]

Asset Allocation: Diversified Growth Portfolio (Putnam)    25%
Growth component (Janus)                                  9.9%
Balanced component (AIG SAAMCo)                          15.4%
Fixed Income component (Wellington)                      29.7%
Stock Portfolio (T Rowe Price)                             20%

                           Moderate Growth Strategy

   Goal:  Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth Strategy. This Strategy may be best suited for those nearing retirement years but still earning income.

                                    [CHART]

Asset Allocation: Diversified Growth Portfolio (Putnam)      25%
Growth component (Janus)                                   15.4%
Aggressive Growth component (AIG SAAMCo)                    9.9%
Balanced component (AIG SAAMCo)                             9.9%
Fixed Income component (Wellington)                        19.8%
Stock Portfolio (T Rowe Price)                               20%

                         Conservative Growth Strategy

   Goal:  Capital preservation while maintaining some potential for growth over the long term. This Strategy may be best suited for those with lower investment risk tolerance.

                                    [CHART]

Asset Allocation: Diversified Growth Portfolio (Putnam)     25%
Growth component (Janus)                                   4.8%
Balanced component (AIG SAAMCo)                           10.2%
Fixed Income component (Wellington)                         45%
Stock Portfolio (T Rowe Price)                              15%

Fixed Investment Options

Your contract may offer Fixed Account guarantee periods to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available Fixed Account and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the Fixed Accounts offered at any time in our sole discretion and we reserve the right to change the Fixed Accounts that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any Fixed Accounts are currently offered.

There are three interest rate scenarios for money allocated to the Fixed
Accounts. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.
Under each scenario your money may be credited a different rate of interest as follows:

   . Initial Rate:  The rate credited to any portion of the initial Purchase
     Payment allocated to a Fixed Account.

   . Current Rate:  The rate credited to any portion of the subsequent Purchase
     Payments allocated to a Fixed Account.

   . Renewal Rate:  The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a
     Fixed Account after expiration of a guarantee period.

When a Fixed Account guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same
Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.

If available, you may systematically transfer interest earned in available
Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. If available, these systematic transfers will not count toward the 15 free transfers per contract year. You may change or terminate these systematic transfers by contacting our Annuity Service Center.
Check with your financial representative regarding the current availability of this service.

All Fixed Accounts may not be available. We reserve the right to refuse any
Purchase Payment to available Fixed Accounts if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. If you do not elect to participate in the Seasons Rewards program, we may also offer
Dollar Cost Averaging ("DCA") Fixed Accounts. The rules, restrictions and operation of DCA Fixed Accounts may differ from the standard Fixed Accounts described above, please see DOLLAR COST AVERAGING below for more details.

Dollar Cost Averaging Fixed Accounts

If you do not elect the Seasons Rewards program, you may invest initial and/or subsequent Purchase Payments in DCA Fixed Accounts, if available. The minimum
Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and $1,200 for the 12-month DCA Fixed Account, if such accounts are available.
Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file. DCA Fixed Accounts also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the
DCA Fixed Accounts while your investment is transferred to the Variable
Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Account may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCA Fixed Account the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCA Fixed
Accounts offered at any time in our sole discretion and we reserve the right to change to DCA Fixed Accounts that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

Transfers During the Accumulation Phase

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available
Fixed Account options by telephone or through the Company's website
(http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer
Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

  Transfer Policies

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product
("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying
Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2)
increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying
Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage
Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard
U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market
Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard
U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to
Short-Term Trading and we do not conduct any additional routine monitoring.
However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term
Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S.
Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further

limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the
Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

   (1)the number of transfers made in a defined period;

   (2)the dollar amount of the transfer;

   (3)the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

   (4)the investment objectives and/or asset classes of the particular Variable
      Portfolio involved in your transfers;

   (5)whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
      and/or

   (6)other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter
Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all
Short-Term Trading. To the extent that we are unable to detect and/or deter
Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used
(instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the
Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

We reserve the right to modify the policies and procedures described in this section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

Dollar Cost Averaging Program

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio (source accounts)
to any other Variable Portfolio (target accounts). Transfers may occur on such periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. Fixed account options are not available as target accounts for the DCA program. The minimum transfer amount under the DCA program is $100. There is no fee for participating in the DCA program.

We may also offer DCA Fixed Accounts for a specified time period exclusively to facilitate this program. If you elect to participate in the Seasons Rewards
Program, the DCA Fixed Accounts are not available under your contract. The DCA
Fixed Accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into DCA Fixed Accounts, we transfer all your money allocated to that account into the Variable Portfolios you select over the selected time period at an offered frequency. The minimum Purchase Payment that you must invest for the
6-month DCA Fixed Account is $600 and $1,200 for the 12-month DCA Fixed
Account, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s)
according to your instructions to us or your current allocation on file.

You may terminate your DCA program at any time. If money remains in the DCA
Fixed Account, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

   Example:

   Assume that you want to gradually move $750 each month from the Cash
   Management Portfolio to the Mid-Cap Value SELECT PORTFOLIO over six months.
   You set up dollar cost averaging and purchase Accumulation Units at the following values:

                    Month Accumulation Unit Units Purchased
                    ----- ----------------- ---------------
                      1        $ 7.50             100
                      2        $ 5.00             150
                      3        $10.00              75
                      4        $ 7.50             100
                      5        $ 5.00             150
                      6        $ 7.50             100

   You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation
   Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

We reserve the right to modify, suspend or terminate this program at any time.

Automatic Asset Rebalancing Program

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset
Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. There is no fee for participating in the Automatic Asset
Rebalancing program.

We reserve the right to modify, suspend or terminate this program at any time.

Return Plus Program

The Return Plus Program allows you to invest in one or more of the Variable
Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between any available fixed

investment options (other than the DCA Fixed Accounts) and the Variable
Portfolios you select. You decide how much you want to invest and approximately when you want a return of principal, based on the available Fixed Account that you select. We calculate how much of your Purchase Payment to allocate to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. There is no fee for participating in this program.

   Example:

   Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the multi-year fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining
   $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

The Return Plus Program is only available if we are offering FAGPs. There is no fee for participating in the Return Plus Program.

We reserve the right to modify, suspend or terminate this program at any time.

Voting Rights

First SunAmerica is the legal owner of the Trust's shares. However, when an
Underlying Fund solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

Substitution

We may amend your contract due to changes to the investment variable portfolios offered under your contract. For example, we may offer new portfolios, delete portfolios, or stop accepting allocations and/or investments in a particular portfolio. We may move assets and re-direct future premium allocations from one portfolio to another if we receive investor approval through a proxy vote or
SEC approval for a fund substitution. This would occur if a portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new investment variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your portfolio choices.

ACCESS TO YOUR MONEY
  ------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. See EXPENSES below. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000. We require that the value left in any Variable Portfolio or Fixed Account be at least $500 after the withdrawal. You must send a written withdrawal request. For withdrawals of
$500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the
Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

Free Withdrawal Provision

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender.

If you participate in the Seasons Rewards Program, you will not receive any applicable Deferred Payment Enhancement if you fully withdraw a Purchase
Payment or your contract value prior to the corresponding Deferred Payment
Enhancement Date. See SEASONS REWARDS PROGRAM above.

To determine your free withdrawal amount and the amount, if any, on which we assess a withdrawal charge, we refer to two special terms. These are penalty-free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all
Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total
Invested Amount are as follows:

   1. Any prior withdrawals on which you previously paid a withdrawal charge, plus the amount of the withdrawal charge.

   2. Any prior free withdrawals in any year that were in excess of your penalty-free earnings and were free because the Purchase Payment withdrawn is no longer subject to surrender charges at the time of the withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During your first contract year your free withdrawal amount is the greater of:

   1. Your penalty-free earnings, or;

   2. If you are participating in the Systematic Withdrawal program, a total of
      10% of your Total Invested Amount less any prior withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

   1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

   2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase Payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years, or 9 years if you elect to participate in the Seasons Rewards Program, will result in your paying a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage applicable is determined by the age of the
Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example, we will assume a 0% growth rate over the life of the contract, no election of any optional futures and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of
$10,000 for each year. After those free withdrawals your contract value is
$80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000)
B = The amount of your Total Invested Amount still subject to surrender charge
($100,000)
C = Assume the withdrawal charge percentage applicable to the age of each
Purchase Payment at the time of full surrender (4%) [B X C = $4,000]
D = Your full surrender value ($76,000)

Systematic Withdrawal Program

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above.
Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service
Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

Minimum Contract Value

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

Qualified Contract Owners

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. See TAXES below for a more detailed explanation.

OPTIONAL LIVING BENEFITS
  ------------------------------------------------------------------------------

You may elect one of the Optional Living Benefits described below. These features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the
Accumulation Phase and before a death benefit is payable. Please see the descriptions below for detailed information.

Seasons Income Rewards Feature

What is Seasons Income Rewards?

Seasons Income Rewards is an optional living benefit feature. If you elect this feature, for which you will be charged an annualized fee, after a specified waiting period, you are guaranteed to receive withdrawals, over a minimum number of years that in total equal Purchase Payments made in the first 90 days adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Seasons Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.

What options are currently available?

Three options are currently available under this feature. The available options, referred to as the Step-Up Options, provide a guaranteed minimum withdrawal amount over a minimum number of years equal to at least your initial
Purchase

Payment (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or
50% step-up amount. If you take withdrawals prior to the Benefit Availability
Date (as defined in the table below), the Benefit will be reduced and you may not receive a step-up amount depending on the option selected.

Each option and its components are fully described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect the feature?

You may only elect the feature at the time of contract issue and must choose one of the options discussed below. You may not change the option after election. You cannot elect the feature if you are age 81 or older on the contract issue date. Generally, once you elect the feature, it cannot be cancelled.

Seasons Income Rewards cannot be elected if you elect the Seasons Promise feature. See SEASONS PROMISE below. Seasons Income Rewards may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the Benefit Availability Date. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a Benefit Year.

The table below is a summary of the three Step-Up Options we are currently offering:

                                                                          Minimum
                                                                        Withdrawal
                                                                        Period* (if
                                                                          Maximum
                                                             Maximum      Annual
                                                              Annual    Withdrawal
                                                            Withdrawal    Amount
                                                Step-Up      Amount +   taken each
Option       Benefit Availability Date          Amount      Percentage     year)
-----------------------------------------------------------------------------------
  1    3 years following contract issue date    10%* of       10% of     11 years
                                               Withdrawal   Withdrawal
                                              Benefit Base Benefit Base
-----------------------------------------------------------------------------------
  2    5 years following contract issue date    20%* of       10% of     12 years
                                               Withdrawal   Withdrawal
                                              Benefit Base Benefit Base
-----------------------------------------------------------------------------------
  3    10 years following contract issue date   50%** of      10% of     15 years
                                               Withdrawal   Withdrawal
                                              Benefit Base Benefit Base
-----------------------------------------------------------------------------------
        * You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum
          Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.
        **If you elect Option 3 and take a withdrawal prior to the Benefit
          Availability Date, you will receive a reduced Step-Up Amount of 30%
          of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be
          13 years if you receive a reduced Step-Up Amount.
        + For contract holders subject to annual required minimum
          distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of: (1) the amount indicated in the table above;
          or (2) the annual required minimum distribution amount. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for the Step-Up Options calculated?

First, we determine the Eligible Purchase Payments, which include the amount of
Purchase Payments made to the contract up to and including the 90th day after your contract issue date, adjusted for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the Withdrawal Benefit Base, on the Benefit Availability
Date. The Withdrawal Benefit Base equals the sum of all Eligible Purchase
Payments.

Third, we determine a Step-Up Amount, if any, which is calculated as a specified percentage (listed in the table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit
Availability Date. If you elect Option 3, the Step-Amount will be reduced to
30% of the Withdrawal Benefit Base if you take any withdrawals prior to the
Benefit Availability Date. The Step-Up Amount is not considered a Purchase
Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a Stepped-Up Benefit Base, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the feature. The
Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up
Amount, if any.

Fifth, we determine the Maximum Annual Withdrawal Amount, which is a stated
percentage (listed in the table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under the feature. The Minimum
Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the
Maximum Annual Withdrawal Amount.

What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

                   Contract Year             Annualized Fee
              ---------------------------------------------------
                                          0.65% of Withdrawal
                     0-7 years                Benefit Base
              ---------------------------------------------------
                                          0.45% of Withdrawal
                     8-10 years               Benefit Base
              ---------------------------------------------------
                        11+                       none

What are the effects of withdrawals on the Step-Up Options?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal
Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual
Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal.
Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the
Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:

   Withdrawal Benefit Base:  Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the
   Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base
   for Option 3.

   Withdrawals after the Benefit Availability Date will not reduce the
   Withdrawal Benefit Base until the sum of withdrawals after the Benefit
   Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal that exceeds the Step-Up Amount will reduce the
   Withdrawal Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual
   Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the
   Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal
   Benefit Base is reduced to the lesser of (a) or (b), where:

       a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

       b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal
          Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the
          Maximum Annual Withdrawal Amount.

   Stepped-Up Benefit Base:  Since withdrawals prior to the Benefit
   Availability Date eliminate any Step-Up Amount for Options 1 and 2, the
   Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up
   Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced
   Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

   If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

   After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal
   Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal
   Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

       a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

       b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal
          Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the
          Maximum Annual Withdrawal Amount.

   Maximum Annual Withdrawal Amount:  If the sum of withdrawals in a Benefit
   Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit
   Year, the Maximum Annual Withdrawal Amount does not change for the next
   Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum
   Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual
   Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit
   Year anniversary divided by the Minimum Withdrawal Period on that Benefit
   Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

   Minimum Withdrawal Period:  After each withdrawal, a new Minimum Withdrawal
   Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum
   Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

   During any Benefit Year in which the sum of withdrawals exceeds the Maximum
   Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the
   Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

   Contract Value:  Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

The SEASONS INCOME REWARDS EXAMPLES APPENDIX provides examples of the effects of withdrawals on the Seasons Income Rewards feature.

What happens if my contract value is reduced to zero?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature. However, the contract and its other features and benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent
Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract. To receive your remaining Benefit, you may select one of the following options:

   1. Lump sum distribution of the actuarial present value as determined by us, of the total remaining guaranteed withdrawals; or

   2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the
      Stepped-Up Benefit Base equals zero; or

   3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. See SPOUSAL CONTINUATION below.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under
Seasons Income Rewards upon my death?

If the Stepped-Up Benefit Base is greater than zero when the original owner dies, and the contract value equals zero and therefore no death benefit is payable, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. If the Stepped-Up Benefit Base and the contract value are greater than zero, a non-spousal Beneficiary must make a death claim under the contract provisions which terminates the Benefit. See DEATH BENEFITS below.

Can Seasons Income Rewards be cancelled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

   1. Stepped-Up Benefit Base is equal to zero; or

   2. Annuitization of the contract; or

   3. Full surrender of the contract; or

   4. Death benefit is paid; or

   5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of
Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up
Benefit Base by 50% or more.

Important Information

Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market down turn. Seasons Income
Rewards may not guarantee an income stream based on all Purchase Payments made into your

contract nor does it guarantee any investment gains. Seasons Income Rewards does not guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons
Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively impact the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the
Benefit Availability Date. Any withdrawals taken under this feature or under the contract may be subject to a 10% IRS tax penalty if you are under age
59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right at the time your contract is issued to limit the maximum
Eligible Purchase Payments to $1 million. For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect this Seasons Income Rewards feature.

We reserve the right to modify, suspend or terminate the Seasons Income Rewards feature (in its entirety or any component) at any time for prospectively issued contracts.

SEASONS PROMISE FEATURE

What is Seasons Promise?

Seasons Promise is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). Seasons
Promise may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect Seasons Promise, at the end of the applicable waiting period we will evaluate your contract to determine if a Seasons Promise benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Seasons Promise benefit payable to you.

How and when can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your
Latest Annuity Date. You cannot elect the feature if you are age 81 or older on the contract issue date. The effective date for this feature will be your contract issue date. Seasons Promise is not available if you elect Seasons
Income Rewards. See SEASONS INCOME REWARDS above.

Seasons Promise may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Seasons Promise be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, Seasons
Promise will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?

Seasons Promise is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase
Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                  Percentage of Purchase Payments included in the
Time Elapsed Since Effective Date       Seasons Promise Benefit Calculation
---------------------------------------------------------------------------------
            0-90 days                                  100%
---------------------------------------------------------------------------------
            91+ days                                    0%

The Seasons Promise benefit calculation is equal to your Seasons Promise Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Seasons
Promise Base is equal to (a) minus (b) where:

       (a)is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

       (b)is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Seasons Rewards feature are not considered
Purchase Payments and are not used in the calculation of the Seasons Promise
Base. See SEASONS REWARDS above.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Seasons Promise benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, if any, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the fee for Seasons Promise?

Seasons Promise is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value invested in the Variable Portfolios on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

                         Contract Year Annualized Fee*
                         -----------------------------
                             0-7            0.50%
                         -----------------------------
                             8-10           0.25%
                         -----------------------------
                             11+            none
--------
* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Seasons Promise upon a Spousal Continuation?

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. See SPOUSAL CONTINUATION below.

Important Information

The Seasons Promise feature may not guarantee a return of all of your Purchase
Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Seasons Promise would not protect the majority of those payments.

Since the Seasons Promise feature may not guarantee a return of all Purchase
Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Seasons Promise benefit. For example, if near the end of the waiting period your Seasons Promise Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Seasons Promise Base on your benefit date, you will not receive any benefit even though you have paid for the Seasons Promise feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Seasons
Promise benefit.

We reserve the right to modify, suspend or terminate the Seasons Promise feature (in its entirety or any component) at any time for prospectively issued contracts.

DEATH BENEFIT
  ------------------------------------------------------------------------------

General Information About Death Benefits

If you die during the Accumulation Phase of your contract, we pay a death benefit to your beneficiary. The death benefit options are discussed in detail below. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. See INCOME OPTIONS below.

You designate the Beneficiary to receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable
Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract, rather than receive a death benefit. See SPOUSAL CONTINUATION below.

If the Annuitant dies before annuity payments begin, you can name a new
Annuitant. If no Annuitant is named within 30 days, you will become the
Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

The death benefit will be calculated and paid out when we receive all required paperwork and satisfactory proof of death. We consider satisfactory proof of death one of the following: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased original owner, he or she can elect to continue the Contract. See SPOUSAL CONTINUATION below.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within five years of the date of death. As an alternative, the Beneficiary may elect to have the death benefit payable under one of the available Income Options. Please see INCOME OPTIONS below. A
Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable
Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your

Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

Extended Legacy Program and Beneficiary Continuation Options

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under the Extended Legacy program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract as detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December
31st of the year containing the fifth anniversary of your death for IRAs. For
IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

For information regarding how these payments are treated for tax purposes, consult your tax advisor regarding tax implications and your particular circumstances.

  Defined Terms

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net
Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10%
reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculation.

If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. If Seasons Rewards is elected, any payment enhancements are not considered Purchase Payments.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and an optional enhanced death benefit, which you may elect for an additional fee. If you choose the optional enhanced death benefit, you must do so at the time of contract application and the election cannot be terminated.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

   1. Contract value; or

   2. Net Purchase Payments received prior to your 86th birthday.

If you are age 83-85 at the time of contract issue, the standard death benefit is the greater of:

   1. Contract value; or

   2. The lesser of:

      a. Net Purchase Payments received prior to your 86th birthday; or

      b. 125% of contract value.

OPTIONAL DEATH BENEFIT

You may elect the optional enhanced death benefit described below which can provide greater protection for your beneficiaries. You must elect the optional enhanced death benefit at the time we issue your contract and once elected it cannot be terminated by you. The optional enhanced death benefit is not available if you are age 83 or older at the time of contract issue. The fee for the optional enhanced death benefit is 0.20% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

  Maximum Anniversary Death Benefit

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

   1. Contract value; or

   2. Net Purchase Payments received prior to your 86th birthday

   3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary increased by Purchase Payments recorded after that anniversary but received prior to your 86th birthday; and adjusted for any withdrawals (and fees and charges applicable to those withdrawals)
      recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If you elect the optional enhanced death benefit and you are age 90 or older at the time of death, the death benefit is the contract value.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract. To the extent the Continuing
Spouse invests in the Variable Portfolios they will be subject to investment risk as was the original owner.

Upon continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation
Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not
considered a Purchase Payment for any other calculation except as noted in
Appendix C.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may
terminate the original owner's election of the optional enhanced death benefit and the

available death benefit will be the Standard Death Benefit. We will terminate the optional enhanced death benefit if the Continuing Spouse is age 83 or older on the Continuation Date and the available death benefit will be the Standard
Death Benefit. If the Continuing Spouse is age 86 or older on the Continuation
Date, the death benefit will be contract value. If the optional enhanced death benefit was elected by the original owner and the Continuing Spouse lives to age 90 or older, the death benefit will also be contract value. See Appendix C for further explanation of the death benefit calculations following a Spousal
Continuation.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time for prospectively issued contracts.

EXPENSES
  ------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

Separate Account Charges

The Company deducts separate account charges in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. These charges compensate the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract. If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

Withdrawal Charges

During the Accumulation Phase you may make withdrawals from your contract.
However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year.
See ACCESS TO YOUR MONEY above. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      Withdrawal Charge without the Seasons Rewards Program (Schedule A)

                     Year        1   2   3   4   5   6   7   8+
               ----------------- -   -   -   -   -   -   -   --
               Withdrawal Charge 7%  6%  5%  4%  3%  2%  1%  0%

        Withdrawal Charge with the Seasons Rewards Program (Schedule B)

                 Year        1   2   3   4   5   6   7   8   9   10+
           ----------------- -   -   -   -   -   -   -   -   -   ---
           Withdrawal Charge 9%  9%  8%  7%  6%  5%  4%  3%  2%   0%

After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you elect to participate in the Seasons Rewards Program, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase
Payments.

The Seasons Rewards Program is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract.
However, neither

the mortality and expense fees, distribution expenses, contract administration fee nor investment management fees are higher on the Seasons Rewards Program than contracts that do not feature the Program.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 591/2 may result in tax penalties. See TAXES below.

Investment Charges

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolios for the advisory and other expenses of the portfolios.
See FEE TABLES above.

12b-1 Fees

Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company
Act of 1940. The annualized service fee of 0.25% (also known as a 12b-1 fee) is used generally to pay financial intermediaries for services provided over the life of the contract.

For more detailed information on these investment charges, refer to the attached prospectus for the Seasons Series Trust.

Contract Maintenance Fee

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. However, if your contract value is $50,000 or more on your contract anniversary date, the fee is waived. This waiver is subject to change without notice. We will deduct the $30 contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

Transfer Fee

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. See
INVESTMENT OPTIONS above.

Optional Seasons Income Rewards Fee

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

           ----------------------------------------------------------
                Contract Year                 Annualized Fee
           ----------------------------------------------------------
                  0-7 years          0.65% of Withdrawal Benefit Base
           ----------------------------------------------------------
                                           0.45% of Withdrawal
                  8-10 years                   Benefit Base
           ----------------------------------------------------------
                  11+ years                        none
           ----------------------------------------------------------

Optional Seasons Promise Fee

The annualized Seasons Promise fee is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

                          ----------------------------
                          Contract Year Annualized Fee
                          ----------------------------
                              0-7           0.50%
                          ----------------------------
                              8-10          0.25%
                          ----------------------------
                              11+           none
                          ----------------------------

Optional Enhanced Death Benefit

We charge 0.20% for the optional enhanced death benefit. On a daily basis, we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

Income Taxes

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

Reduction or Elimination of Charges and Expenses, and Additional Amounts
Credited

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
  ------------------------------------------------------------------------------

Annuity Date

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your first contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under
Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

If you participate in the Seasons Rewards Program and switch to the Income
Phase prior to a Deferred Payment Enhancement Date, if applicable, we will not allocate any corresponding Deferred Payment Enhancement to your contract. See
SEASONS REWARDS PROGRAM above.

Income payments must begin on or before the Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the
Latest Annuity Date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. See TAXES below.

Income Options

Currently, this Contract offers five Income Options. Other income options may be available. Please contact the Annuity Service Center for more information.
If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option
3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the
Annuitant dies before the Annuity Date and then designate a new Annuitant.

Option 1 - Life Income Annuity

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

Option 2 - Joint and Survivor Life Annuity

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

Option 3 - Joint and 100% Survivor Life Annuity with 10 or 20 Year Period
Certain

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

Option 4 - Life Annuity with 10 or 20 Year Period Certain

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

Option 5 - Income for a Specified Period

This option provides income payments for a guaranteed period ranging from 5 to
30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Allocation of Annuity Payments

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolios in which you invest.

Fixed or Variable Income Payments

If at the date when income payments begin you are invested in the Variable
Portfolios only, your income payments will be variable. If you elect a fixed payment, your income payments will be fixed in amount. If you are invested in both fixed

and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

Income Payments

We make income payments on a monthly, quarterly, semi-annual or annual basis.
You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity date depending on four factors:

   . for life options, your age when payments begin and in most states if a non-qualified contract, your gender; and

   . the value of your contract in the Variable Portfolios on the Annuity Date;
     and

   . the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract; and

   . the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Account options, if available, and the
Variable Portfolios after the Annuity Date, the allocation of funds between the
Fixed Accounts and Variable Portfolios also impact the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the
AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

Transfers During the Income Phase

During the Income Phase, one transfer per month is permitted between the
Variable Portfolios. No other transfers are allowed during the Income Phase.

Deferment of Payments

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also ACCESS TO
YOUR MONEY above.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

You may wish to consult your tax advisor for information concerning your particular circumstances.

TAXES
  ------------------------------------------------------------------------------

Note: The basic summary below addresses broad federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change; therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments

that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a
Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs,
Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a
Roth IRA, and you may have cost basis in a traditional IRA or in another
Qualified Contract.

Tax Treatment of Distributions--Non-Qualified Contracts

If you make a partial or total withdrawal from a Non-Qualified contract, the
IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14,
1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your
Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your
Beneficiary after you die; (3) after you become disabled (as defined in the
IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5)
under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

Tax Treatment of Distributions--Qualified Contracts (including governmental
457(b) eligible deferred compensation plans)

Generally, you have not paid any taxes on the Purchase Payments used to buy a
Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10%
penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled
(as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your
Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age
59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC;
only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This
10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner (1)
reaches age 59 1/2; (2) severs employment with the employer; (3) dies;

(4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another
TSA contract under section 403(b) or to a custodial account under section
403(b) (7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b) (7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan.
If you own an IRA, you must begin taking distributions when you attain age
70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

Tax Treatment of Death Benefits

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the
IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the
Qualified contract. Furthermore, the IRC provides that the assets of an IRA
(including a Roth

IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value.
If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

Contracts Owned by a Trust or Corporation

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a
Non-Qualified contract owned by a non-natural owner as an annuity contract for
Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Contract

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan
(including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

Diversification and Investor Control

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the
Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable
Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified
Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

OTHER INFORMATION
  ------------------------------------------------------------------------------

First SunAmerica

The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc.
("AIG"), a Delaware corporation.

The Separate Account

The Company established the FS Variable Annuity Account Five (the "Separate
Account") under New York law on August 1, 1997. The Separate Account is
registered with the SEC as a unit investment trust under the Investment Company
Act of 1940, as amended.

The Company owns the assets in the Separate Account, however, the assets in the
Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Assets in the Separate Account are not guaranteed by the
Company.

The General Account

Money allocated to any Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the
Company's insurance policy obligations are guaranteed by American Home
Assurance Company, a subsidiary of AIG. See the Statement of Additional
Information for more information regarding these arrangements.

Registration Statements

Registration statements under the Securities Act of 1933 (the "1933 Act"), as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the
Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Payments in Connection with Distribution of the Contract

  Payments to Broker-Dealers

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract
Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts).
Another option may be a lower upfront Contract Commission on each Purchase
Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your
Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-
dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza
5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica
Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of
Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

  Payments We Receive

In addition to amounts received pursuant to established 12b-1 Plans from the
Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

Administration

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the
Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. From time to time, the Company is party to various kinds of litigation incidental to its business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the
Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the company. For example, the recent ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding actions being taken with respect to the Company's ratings.
Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service
Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800)
99NY-SUN. The contents of the SAI are tabulated below.



Appendix A - Seasons Rewards Program Examples
  ------------------------------------------------------------------------------

The following examples assume an initial $125,000 Purchase Payment is made and that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart:

                    Upfront Payment  Deferred Payment          Deferred Payment
Enhancement Level   Enhancement Rate Enhancement Rate          Enhancement Date
-----------------------------------------------------------------------------------------
Under $100,000             2%               0%        N/A
-----------------------------------------------------------------------------------------
$100,000 - $499,999        2%               1%        Nine years from the date we receive
                                                      each Purchase Payment.
-----------------------------------------------------------------------------------------
$500,000 - more            2%               2%        Nine years from the date we receive
                                                      each Purchase Payment.
-----------------------------------------------------------------------------------------

I.  Deferred Payment Enhancement

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each
Purchase Payment we receive, as an Upfront Payment Enhancement. Any applicable
Deferred Payment Enhancement is allocated to your contract on the corresponding
Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment
Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the
Deferred Payment Enhancement Date. The Deferred Payment Enhancement Rate may
increase, decrease or be eliminated at any time.

Example 1 - No Withdrawals Are Made

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of
$125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your
Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

Example 2 - Withdrawal Made Prior to Deferred Payment Enhancement Date

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

    (1)Your contract value on your 5th contract anniversary is $190,000.

    (2)You request a withdrawal of $75,000 on your 5th contract anniversary.

    (3)No subsequent Purchase Payments have been made.

    (4)No prior withdrawals have been taken.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase
Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is
$75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of
8.4% of your Purchase Payment. Therefore, only 91.6% or $114,500 of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining
Purchase Payment, $114,500) to your contract.

                                      A-1

II.  90 Day Window

Contracts issued with the Seasons Rewards feature may be eligible for a
"Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those
Purchase Payments. If your total Purchase Payments bring you to an Enhancement
Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase
Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

    (1)No withdrawal in the first 90 days.

    (2)Initial Purchase Payment of $50,000 on November 1, 2000.

    (3)Subsequent Purchase Payment of $50,000 on January 15, 2001.

    (4)Subsequent Purchase Payment of $25,000 on January 28, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENT RECEIVED

                                                                Deferred
                            Purchase   Upfront    Deferred       Payment
                            Payment    Payment     Payment     Enhancement
   Date of Purchase Payment  Amount  Enhancement Enhancement      Date
   --------------------------------------------------------------------------
       November 1, 2000     $50,000       2%          0%     N/A
   --------------------------------------------------------------------------
       January 15, 2001     $50,000       2%          1%     January 15, 2010
   --------------------------------------------------------------------------
       January 28, 2001     $25,000       2%          1%     January 28, 2010

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $125,000. According to the Enhancement Levels in effect at the time this contract was issued, a $125,000 Purchase Payment would have received a 2%
Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90
Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two payment enhancements would be adjusted at the end of the 90 days as follows:

                                                                Deferred
                            Purchase   Upfront    Deferred       Payment
                            Payment    Payment     Payment     Enhancement
   Date of Purchase Payment  Amount  Enhancement Enhancement      Date
   --------------------------------------------------------------------------
       November 1, 2000     $50,000       2%          1%     November 1, 2009
   --------------------------------------------------------------------------
       January 15, 2001     $50,000       2%          1%     January 15, 2010
   --------------------------------------------------------------------------
       January 28, 2001     $25,000       2%          1%     January 28, 2010

                                      A-2

Appendix B - Seasons Income Rewards Examples
  ------------------------------------------------------------------------------

The following examples demonstrate the operation of the Seasons Income Rewards feature:

Example                 1:

   Assume you elect Seasons Income Rewards Option 2 and you invest a single
   Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit
   Availability Date.

   Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up
   Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum Annual
   Withdrawal Amount as of the Benefit Availability Date is 10% of your
   Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal
   Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual
   Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

Example                 2 - Impact of Withdrawals prior to the Benefit
                        Availability Date for Options 1 and 2:

   Assume you elect Seasons Income Rewards Option 2 and you invest a single
   Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the
   Benefit Availability Date. Prior to the withdrawal, your contract value is
   $110,000. You make no other withdrawals before the Benefit Availability Date.

   Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000).
   Since the Step-Up Amount is zero because a withdrawal was made prior to the
   Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit
   Availability Date equals your Withdrawal Benefit Base. Therefore, the
   Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal
   Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability
   Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000) = 10).

Example                 3 - Impact of Withdrawals prior to the Benefit
                        Availability Date for Option 3:

   Assume you elect Seasons Income Rewards Option 3 and you invest a single
   Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to
   Benefit Availability Date. Prior to the withdrawal, your contract value is
   $110,000. You make no other withdrawals before the Benefit Availability Date.

   Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000) = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000).
   Since the withdrawal occurred prior to the Benefit Availability Date, your
   Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30%
   X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the
   Benefit Availability Date equals the Withdrawal Benefit Base plus the
   Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
   Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit
   Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years
   ($117,000/$9,000 =13).

Example                 4 - Impact of Withdrawals less than or equal to Maximum
                        Annual Withdrawal Amount after the Benefit Availability
                        Date:

   Assume you elect Seasons Income Rewards Option 2 and you invest a single
   Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

                                      B-1

   Because the withdrawal is less than or equal to your Maximum Annual
   Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new
   Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal
   Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you
   may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

Example                 5 - Impact of Withdrawals in excess of Maximum Annual
                        Withdrawal Amount after the Benefit Availability Date:

   Assume you elect Seasons Income Rewards Option 2 and you invest a single
   Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and
   your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

   Because the withdrawal is greater than your Maximum Annual Withdrawal Amount
   ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 --
   $15,000 = $105,000). For the second calculation, we deduct the amount of the
   Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000
   -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000/$125,000 = 4%).
   Finally we reduce $110,000 by that proportion (4%) which equals $105,600.
   Your Stepped-Up Benefit Base is the lesser of these two calculations or
   $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years)
   reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period
   ($105,000/11), which equals $9,545.45.

                                      B-2

Appendix C - Death Benefits Following Spousal Continuation
  ------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the
Continuation Date; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase
Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals,
Continuation Net Purchase Payments equal the contract value on the Continuation
Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

Standard Death Benefit Payable Upon Continuing Spouse's Death

If the Standard Death Benefit was selected by the original owner, the death benefit is as follows upon the Continuing Spouse's death:

   A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greater of:

      1. Contract value; or

      2. Contract value on the Continuation Date; plus any Continuation Net
         Purchase Payments received prior to the Continuing Spouse's 86th birthday.

   B. If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit is the greater of:

      1. Contract value; or

      2. The lesser of:

          a. Contract value on the Continuation Date; plus any Continuation Net
             Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

          b. 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the
Standard Death Benefit is the contract value.

Enhanced Death Benefit Payable Upon Continuing Spouse's Death

If Enhanced Death Benefit was selected by the original owner, the death benefit is as follows upon a Continuing Spouses's death;

   A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greatest of:

      a. Contract value; or

      b. Contract value on the Continuation Date; plus any Continuation Net
         Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

      c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 83rd birthday; plus any Purchase Payments received after that anniversary but received prior to the Continuing Spouse's 86th birthday; and
         reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

                                      C-1

   B. If the Continuing Spouse is age 83-85 on the Continuation Date the death benefit is the Standard Death Benefit, which is equal to, the greater of:

      1. Contract value; or

      2. The lesser of:

          a. Contract value on the Continuation Date, plus any Continuation Net
             Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

          b. 125% of contract value.

The fee for the enhanced death benefit will no longer be deducted if the
Continuing Spouse is age 83 or older on the Continuation Date. If the
Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is the contract value. If the Continuing Spouse is age 90 or older at the time of death, the death benefit is also the contract value. Therefore, if the Continuing Spouse is age 83 or older on the Continuation Date or age 90 or older at the time of death, the Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

We reserve the right to modify, suspend or terminate the Spousal Continuation
Provision (in its entirety or any component) at any time on prospectively issued contracts.

                                      C-2

  Please forward a copy (without charge) of the Seasons Select/II/ Variable
  Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------
          Name

        ------------------------------------------------------------------
          Address

        ------------------------------------------------------------------
          City/State/Zip

        ------------------------------------------------------------------

Date:  Signed:

  Return to: First SunAmerica Life Insurance Company, Annuity Service Center,
  P.O. Box 52499, Los Angeles, California 90054-0299

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

             FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                      (Seasons Select II Variable Annuity)
               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 29, 2005, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing us at:

    First SunAmerica Life Insurance Company
    Annuity Service Center
    P.O. Box 54299
    Los Angeles, California 90054-0299

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 29, 2005

================================================================================
                                TABLE OF CONTENTS
================================================================================


                                        2

================================================================================
                                SEPARATE ACCOUNT
================================================================================

FS Variable Annuity Account Five was originally established by First SunAmerica
Life Insurance Company (the "Company") on August 1, 1997 pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Select Portfolios, Focused Portfolios and
Strategies, with the assets of each Select Portfolio, Focused Portfolio and
Strategy invested in the shares of one or more underlying investment portfolios.
The Company does not guarantee the investment performance of the separate account, its Select Portfolios, Focused Portfolios and Strategies or the
underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Select Portfolios, Focused Portfolios and Strategies to
anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the
Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract
(although the Company does not guarantee the amounts of the variable annuity payments).

================================================================================
                                 GENERAL ACCOUNT
================================================================================

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available
Fixed Account options and/or available DCA Fixed Account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.
The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

Support Agreement Between the Company and AIG

The Company has a support agreement in effect between the Company and AIG (the
"Support Agreement"), pursuant to which AIG has agreed that AIG will cause the
Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support
Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home
Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the
Company's policyholders have the right to enforce the guarantee directly against
American Home.

                                        3

================================================================================
                                PERFORMANCE DATA
================================================================================

From time to time the separate account may advertise the Cash Management
Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The
"yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period
(which period will be stated in the advertisement). This income is then
"annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the
Portfolio is assumed to be reinvested at the end of each seven day period. The
"effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Select
Portfolios, Focused Portfolios and Strategies. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Select Portfolio, Focused Portfolio or Strategy is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Select
Portfolio, Focused Portfolio or Strategy made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable
Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Seasons Series Trust, ("Trust") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of the Trust's underlying fund. Further, returns shown are for the original class of shares of the Trust, adjusted to reflect the fees and charges for the newer class of shares (for Class 3) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 of the Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for the Trust. The inception date of the Class
3 shares in Seasons Series Trust is November 17, 2003. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account
Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trust adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trust has served since its inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

Performance data for the various Variable Portfolios are computed in the manner described below.

Cash Management Portfolio

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation
Unit at the beginning of a 7 day period using the formula:

    Base Period Return = (EV - SV - CMF)/(SV)

    where:

    SV  = value of one Accumulation Unit at the start of a 7 day period

    EV  = value of one Accumulation Unit at the end of the 7 day period

    CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The
Contract Maintenance Fee (CMF) is first allocated among the Select Portfolios,
Focused Portfolios and/or Strategies and the general account so that each Select
Portfolio's, Focused Portfolio's and/or Strategy's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Select Portfolio, Focused Portfolio and/or Strategy. The fee
is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio.
Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

    Current Yield = (Base Period Return) x (365/7)

                                        4

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.
However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1)365/7 - 1]

The yield quoted should not be considered a representation of the yield of the
Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)

Yield information may be useful in reviewing the performance of the Cash
Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

For contracts without the Seasons Rewards Program:
--------------------------------------------------

                       P (1 + T) TO THE POWER OF n = ERV

For contracts with the Seasons Rewards Program:
------------------------------------------------

                   [P (1 + E)](1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

     -    Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND

     -    Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront
          Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase
          Payment.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Seasons Rewards Program.
However, we will not report performance for the contract featuring the Seasons
Rewards Program, unless net of withdrawal charges.

                                        5

================================================================================
                                 INCOME PAYMENTS
================================================================================

Initial Annuity Payment

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted)
and age of the Annuitant and designated second person, if any. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of
Annuity Units representing each variable annuity payment. The number of Annuity
Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Payments

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the
Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

================================================================================
                               ANNUITY UNIT VALUES
================================================================================

The value of an Annuity Unit is determined independently for each Select
Portfolio, Focused Portfolio and Strategy. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Select Portfolio, Focused Portfolio or
Strategy exceeds 3.5%, variable annuity payments derived from allocations to that Select Portfolio, Focused Portfolio or Strategy will increase over time.
Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Select Portfolios, Focused Portfolios and/or Strategies elected, and the amount of each annuity payment will vary accordingly. For each Select Portfolio,
Focused Portfolio and/or Strategy, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment
Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Select Portfolio, Focused Portfolio or Strategy from one month to the next. The NIF may be greater or less than or equal to one;
therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Select Portfolio, Focused Portfolio or Strategy for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Select Portfolio, Focused Portfolio or
Strategy determined as of the end of that month, and
(b) is the Accumulation Unit value of the Select Portfolio, Focused Portfolio or
Strategy determined as of the end of the preceding month.

                                        6

The NIF for a Select Portfolio, Focused Portfolio or Strategy for a given month is a measure of the net investment performance of the Select Portfolio, Focused
Portfolio or Strategy from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Select Portfolio, Focused Portfolio or Strategy invests; it is also reduced by separate account asset charges.

Illustrative Example

Assume that one share of a given Select Portfolio, Focused Portfolio or Strategy had an Accumulation Unit value of $11.46 as of the close of the New York Stock
Exchange ("NYSE") on the last business day in September; that its Accumulation
Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                       NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Select Portfolio, Focused Portfolio or
Strategy from one month to the next is determined in part by multiplying the
Annuity Unit value at the prior month end by the NIF for that Select Portfolio,
Focused Portfolio or Strategy for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Select Portfolio, Focused Portfolio or Strategy
(reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Select Portfolio,
Focused Portfolio or Strategy was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

Variable Annuity Payments

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Select Portfolio, Focused
Portfolio or Strategy. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655,
(i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity

                                        7

Unit value for the Select Portfolio, Focused Portfolio or Strategy on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from annuity rate tables, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

P's second variable annuity payment is determined by multiplying the number of
Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Select Portfolio, Focused Portfolio or Strategy on the Annuity Date and thus reflects the investment performance of the Select
Portfolio, Focused Portfolio or Strategy net of fees and charges during the
Accumulation Phase. The amount of that payment determines the number of Annuity
Units, which will remain constant during the Annuity Phase (assuming no transfers from the Select Portfolio, Focused Portfolio or Strategy). The net
investment performance of the Select Portfolio, Focused Portfolio or Strategy
during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

                                        8

--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual.
You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or
"IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract)
prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase
Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the
Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the
Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the
Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs,
20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct
"trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more;
(2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding

                                        9

requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements.
The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").
Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than
55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than
90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the
Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a
Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange.
(However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified

                                       10

domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a
Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the
Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered
Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July
9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although
Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions

                                       11

or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish
Qualified plans for themselves and their employees, commonly referred to as
"H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age
50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement
Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth)
contribution for 2005 is the lessor of $4,000 or 100% of compensation.
Individuals age 50 or older may be able to contribute an additional $500 in
2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and
$110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.
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                                       12

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts
for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan.
Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.
However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees'
gross income until distributed from the plan. Funds in a non-governmental
457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief
Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010.
Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                                       13

================================================================================
                            DISTRIBUTION OF CONTRACTS
================================================================================

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey
07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and
AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

The financial statements of First SunAmerica Life Insurance Company at December
31, 2004 and 2003 and for each of the three years in the period ended December
31, 2004 are presented in this Statement of Additional Information. The financial statements of FS Variable Annuity Account Five (the "Separate
Account") are not included in this prospectus, as sales have not yet occurred.
The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California
90071, serves as the independent registered public accounting firm for the
Separate Account and the Company. The financial statements referred to above have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                       14

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows, in all material respects, the financial position of First SunAmerica Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP

Los Angeles, California

April 15, 2005

FIRST SUNAMERICA LIFE INSURANCE COMPANY

BALANCE SHEET

	December 31, 2004	December 31, 2003
	(in thousands)
ASSETS

Investments and cash:
Cash and short-term investments	$24,858	$104,011
Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004, $2,919,279; December 31, 2003, $2,617,647)	2,971,425	2,657,812
Mortgage loans	276,859	215,521
Policy loans	32,899	35,251
Common stocks available for sale, at fair value (cost: December 31, 2004, $700; December 31, 2003, $291)	705	295
Securities lending collateral	517,644	154,756

Total investments and cash	3,824,390	3,167,646

Variable annuity assets held in separate accounts	488,046	438,224
Accrued investment income	32,486	27,577
Deferred acquisition costs	157,729	161,828
Other deferred expenses	19,139	16,098
Income taxes currently receivable from Parent	—	1,360
Other assets	9,033	1,749

TOTAL ASSETS	$4,530,823	$3,814,482

LIABILITIES AND SHAREHOLDER’S EQUITY

Reserves, payables and accrued liabilities:
Reserves for fixed annuity contracts	$2,863,048	$2,490,145
Reserves for universal life insurance contracts	226,133	232,271
Income taxes currently payable to Parent	2,540	—
Securities lending payable	517,644	154,756
Payable to brokers	—	40,852
Other liabilities	31,807	66,814

Total reserves, payables and accrued liabilities	3,641,172	2,984,838

Variable annuity liabilities related to separate accounts	488,046	438,224

Deferred income taxes	25,092	41,895

Total liabilities	4,154,310	3,464,957

Shareholder’s equity:
Common stock	3,000	3,000
Additional paid-in capital	259,428	259,428
Retained earnings	92,082	68,657
Accumulated other comprehensive income	22,003	18,440

Total shareholder’s equity	376,513	349,525

TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$4,530,823	$3,814,482

See accompanying notes to financial statements.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
REVENUES

Fee income:
Variable annuity policy fees	$8,903	$8,077	$9,003
Universal life insurance policy fees, net of reinsurance	5,354	5,289	6,276
Premiums on reinsurance contract	6,586	—	—
Surrender charges	2,999	1,744	1,854

Total fee income	23,842	15,110	17,133

Investment income	167,371	119,730	97,327
Net realized investment gains (losses)	(2,655)	2,417	(10,025)

Total revenues	188,558	137,257	104,435

BENEFITS AND EXPENSES

Interest expense:
Fixed annuity contracts	90,167	65,631	47,186
Universal life insurance contracts	10,858	11,076	11,489

Total interest expense	101,025	76,707	58,675

Amortization of bonus interest	2,411	1,038	248
General and administrative expenses	7,711	6,036	8,112
Amortization of deferred acquisition costs	31,772	19,526	16,119
Annual commissions	1,554	1,038	771
Commissions on reinsurance contract	3,034	—	—
Claims on universal life insurance contracts, net of reinsurance recoveries	3,905	3,098	2,985
Claims on reinsurance contract	2,616	—	—
Guaranteed benefits	1,193	816	1,735

Total benefits and expenses	155,221	108,259	88,645

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE	33,337	28,998	15,790

Income tax expense	7,899	12,081	9,032

INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE	25,438	16,917	6,758

Cumulative effect of accounting change, net of tax	(2,013)	—	—

NET INCOME	$23,425	$16,917	$6,758

See accompanying notes to financial statements

FIRST SUNAMERICA LIFE INSURANCE COMPANY

STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:

Net unrealized gains on debt and equity securities available for sale identified in the current period less related amortization of deferred acquisition costs and other deferred expenses	$4,118	$8,750	$16,123

Less reclassification adjustment for net realized (gains) losses included in net income	1,364	(1,719)	3,417
Income tax expense	(1,919)	(2,461)	(6,839)

OTHER COMPREHENSIVE INCOME	3,563	4,570	12,701

COMPREHENSIVE INCOME	$26,988	$21,487	$19,459

See accompanying notes to financial statement

FIRST SUNAMERICA LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$23,425	$16,917	$6,758
Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of accounting change, net of tax	2,013	—	—
Interest credited to:
Fixed annuity contracts	90,167	65,631	47,186
Universal life insurance contracts	10,858	11,076	11,489
Net realized investment (gains) losses	2,655	(2,417)	10,025
Amortization of net premiums/(accretion of net discounts) on investments	5,730	(2,493)	(1,241)
Amortization of deferred acquisition costs and other deferred expenses	34,183	20,564	16,367
Acquisition costs deferred	(35,395)	(79,439)	(26,952)
Other expenses deferred	(6,037)	(13,192)	(3,393)
Provision for deferred income taxes	(17,639)	9,040	25,503
Change in:
Accrued investment income	(4,909)	(11,728)	(3,537)
Income taxes currently receivable from / payable to Parent	3,900	8,471	(13,550)
Other assets	(7,284)	(348)	860
Other liabilities	(8,200)	16,035	3,788
Other, net	3,754	3,922	(350)

NET CASH PROVIDED BY OPERATING ACTIVITIES	97,221	42,039	72,953

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
Bonds, notes and redeemable preferred stocks	(952,300)	(1,883,889)	(604,280)
Mortgage loans	(82,533)	(53,070)	(45,944)
Common stock	—	—	(845)
Other investments, excluding short-term investments	—	(771)	(417)
Sales of:
Bonds, notes and redeemable preferred stocks	388,143	399,240	219,856
Other investments, excluding short-term investments	112	1,522	49
Redemptions and maturities of:
Bonds, notes and redeemable preferred stocks	217,009	284,025	121,967
Mortgage loans	21,413	30,846	25,833
Other investments, excluding short-term investments	1,513	1,572	1,709

NET CASH USED IN INVESTING ACTIVITIES	$(406,643)	$(1,220,525)	$(282,072)

See accompanying notes to financial statements

FIRST SUNAMERICA LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS (Continued)

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
Fixed annuity contracts	$444,942	$1,278,022	$390,423
Universal life insurance contracts	9,419	9,436	9,712
Net exchanges to (from) the fixed accounts of variable annuity contracts	(15,532)	427	23,546
Withdrawal payments on:
Fixed annuity contracts	(151,329)	(114,000)	(137,007)
Universal life insurance contracts	(8,261)	(7,522)	(10,740)
Claims and annuity payments, net of reinsurance, on:
Fixed annuity contracts	(31,615)	(24,551)	(37,837)
Universal life insurance contracts	(17,355)	(12,270)	(20,005)
Capital contributions	—	115,000	—

NET CASH PROVIDED BY FINANCING ACTIVITIES	230,269	1,244,542	218,092

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS	(79,153)	66,056	8,973

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD	104,011	37,955	28,982

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD	$24,858	$104,011	$37,955

SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes paid to Parent	$(21,639)	$(5,430)	$(2,922)

See accompanying notes to financial statements

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	BASIS OF PRESENTATION

First SunAmerica Life Insurance Company (the “Company”) is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the “Parent”), which is a wholly owned subsidiary of AIG Retirement Services, Inc. (“AIGRS”)(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, and retirement services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing fixed and variable annuity contracts for retirement savings in the State of New York.

Substantially all of the Company’s revenues are derived from the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two financial institutions represented approximately 13% and 11% of deposits in the year ended December 31, 2004. One financial institution represented approximately 16% and one independent broker-dealer represented approximately 15% of deposits in the year ended December 31, 2003. One financial institution represented approximately 19% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period amounts have been reclassified to conform to the current period’s presentation.

INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder’s equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $507,000,000 and $151,000,000 as of December 31, 2004 and 2003, respectively and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the balance sheet as of December 31, 2004 and 2003, respectively. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income.

Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security’s net realizable value, a determination is made as to whether that decline is temporary or “other than temporary”. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is “other than temporary”, the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income. Impairment writedowns totaled $759,000, $3,139,000 and $9,515,000 in the years ending December 31, 2004, 2003 and 2002.

DEFERRED ACQUISITION COSTS (“DAC”): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

DAC is amortized based on a percentage of expected gross profits (“EGPs”) over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed annuity contracts, fixed options of variable annuity contracts (“Fixed Options”) and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a “DAC unlocking”) when estimates of future gross profits to be realized from its annuity contracts are revised.

The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the “long-term growth rate assumption”). The Company uses a “reversion to the mean” methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the “short-term growth rate assumption”) would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder’s equity.

The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

OTHER DEFERRED EXPENSES: The annuity operations currently offer enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), the Company reclassified $16,098,000 of these expenses from DAC to other deferred expenses, which is reported on the balance sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the statement of income and comprehensive income.

RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS: Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company’s statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

RESERVE FOR GUARANTEED BENEFITS: Reserve for guaranteed minimum death benefits (“GMDB”) is accounted for in accordance with SOP 03-1 and is included in other liabilities on the balance sheet. See Note 7.

FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income is earned.

INCOME TAXES: Prior to 2004, the Company was included in a consolidated federal income tax return with its Parent. Beginning in 2004, the Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $2,013,000 ($3,098,000 pre-tax) to reflect the liability and the related impact of DAC as of January 1, 2004.

3.	INVESTMENTS

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

	Amortized Cost	Estimated Fair Value
	(in thousands)
AT DECEMBER 31, 2004:

U.S. government securities	$18,743	$19,358
Mortgage-backed securities	753,378	771,642
Securities of public utilities	120,769	125,369
Corporate bonds and notes	1,599,497	1,624,383
Other debt securities	426,892	430,673

Total	$2,919,279	$2,971,425

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	INVESTMENTS (Continued):

	Amortized Cost	Estimated Fair Value
	(in thousands)
AT DECEMBER 31, 2003:

U.S. government securities	$17,671	$18,054
Mortgage-backed securities	619,800	634,640
Securities of public utilities	126,229	131,158
Corporate bonds and notes	1,226,035	1,248,590
Other debt securities	627,912	625,370

Total	$2,617,647	$2,657,812

At December 31, 2004, bonds and notes included $107,951,000 not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 31%, 19%, 13% and 12% concentrated in telecommunications, cyclical consumer products, transportation and financial services industries, respectively. No other industry concentration constituted more than 10% of these assets.

At December 31, 2004, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25% and 12% of the aggregate carrying value of the portfolio secured by properties located in California and New York, respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $1,700,000.

At December 31, 2004, $613,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

The Company had no investments in any one entity or its affiliates exceeding 10% of the Company’s shareholder’s equity at December 31, 2004.

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

3.	INVESTMENTS (Continued):

	Amortized Cost	Estimated Fair Value
	(in thousands)
Due in one year or less	$53,983	$54,926
Due after one year through five years	849,786	864,360
Due after five years through ten years	916,487	925,955
Due after ten years	345,645	354,542
Mortgage-backed securities	753,378	771,642

Total	$2,919,279	$2,971,425

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

	Gross Unrealized Gains	Gross Unrealized Losses
	(in thousands)
AT DECEMBER 31, 2004:

U.S. government securities	$634	$(19)
Mortgage-backed securities	20,512	(2,248)
Securities of public utilities	4,873	(273)
Corporate bonds and notes	33,360	(8,474)
Other debt securities	6,263	(2,482)

Total	$65,642	$(13,496)

AT DECEMBER 31, 2003:

U.S. government securities	$383	$—
Mortgage-backed securities	20,483	(5,643)
Securities of public utilities	5,258	(329)
Corporate bonds and notes	30,773	(8,217)
Other debt securities	7,294	(9,837)

Total	$64,191	$(24,026)

Gross unrealized gains on equity securities aggregated $5,000 and $9,000 at December 31, 2004 and 2003, respectively. Gross unrealized losses on equity securities aggregated $0 and $5,000 at December 31, 2004 and 2003, respectively.

The following tables summarize the Company’s gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands):

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	INVESTMENTS (Continued):

	Less than 12 Months			12 Months or More			Total
December 31, 2004	Fair Value	Unrealized Loss	Items	Fair Value	Unrealized Loss	Items	Fair Value	Unrealized Loss	Items
U.S. government securities	$2,001	$(19)	1	$—	$—	—	$2,001	$(19)	1
Mortgage-backed securities	152,192	(1,887)	31	13,802	(362)	7	165,994	(2,249)	38
Securities of public utilities	22,303	(273)	6	—	—	—	22,303	(273)	6
Corporate bonds and notes	385,522	(4,043)	85	72,370	(4,430)	12	457,892	(8,473)	97
Other debt securities	97,774	(1,926)	17	26,848	(556)	7	124,622	(2,482)	24

Total	$659,792	$(8,148)	140	$113,020	$(5,348)	26	$772,812	$(13,496)	166

	Less than 12 Months			12 Months or More			Total
December 31, 2003	Fair Value	Unrealized Loss	Items	Fair Value	Unrealized Loss	Items	Fair Value	Unrealized Loss	Items
Mortgage-backed securities	$183,577	$(5,643)	37	$—	$—	—	$183,577	$(5,643)	37
Securities of public utilities	15,013	(329)	6	—	—	—	15,013	(329)	6
Corporate bonds and notes	388,358	(8,204)	69	56	(13)	1	388,414	(8,217)	70
Other debt securities	219,407	(8,357)	44	3,521	(1,480)	1	222,928	(9,837)	45

Total	$806,355	$(22,533)	156	$3,577	$(1,493)	2	$809,932	$(24,026)	158

Realized investment gains and losses on the sales of investments are as follows:

	Years ended December 31,
	2004	2003	2002
	(in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
Realized gains	$2,903	$9,001	$8,522
Realized losses	(4,245)	(3,315)	(8,623)

COMMON STOCKS:
Realized gains	1	202	—
Realized losses	(180)	(20)	(38)

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	INVESTMENTS (Continued):

The sources and related amounts of investment income are as follows:

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
Short-term investments	$428	$848	$1,441
Bonds and notes and redeemable preferred stocks	149,869	103,197	80,518
Mortgage loans	15,161	13,552	13,000
Policy loans	2,682	2,819	2,160
Securities lending	689	55	788

Gross investment income	168,829	120,471	97,907
Less: investment expenses	(1,458)	(741)	(580)

Total investment income	$167,371	$119,730	$97,327

Investment income was attributable to the following products:

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
Fixed annuity contracts	$137,906	$91,169	$65,606
Variable annuity contracts	17,055	14,564	14,062
Universal life insurance contracts	12,410	13,997	17,659

Total	$167,371	$119,730	$97,327

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company’s financial instruments. The disclosures do not address the value of the Company’s recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

The estimated fair values of the Company’s financial instruments at December 31, 2004 and 2003 compared with their respective carrying values are as follows:

	Carrying Value	Fair Value
	(in thousands)
AT DECEMBER 31, 2004:

ASSETS:
Cash and short-term investments	$24,858	$24,858
Bonds, notes and redeemable preferred stocks	2,971,425	2,971,425
Mortgage loans	276,859	284,054
Policy loans	32,899	32,899
Common stock	705	705
Securities lending collateral	517,644	517,644
Variable annuity assets held in separate accounts	488,046	488,046

LIABILITIES:
Reserves for fixed annuity contracts	$2,863,048	$2,827,611
Securities lending payable	517,644	517,644
Variable annuity liabilities related to separate accounts	488,046	488,046

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

	Carrying Value	Fair Value
	(in thousands)
AT DECEMBER 31, 2003:

ASSETS:
Cash and short-term investments	$104,011	$104,011
Bonds, notes and redeemable preferred stocks	2,657,812	2,657,812
Mortgage loans	215,521	230,022
Policy loans	35,251	35,251
Common stock	295	295
Securities lending collateral	154,756	154,756
Variable annuity assets held in separate accounts	438,224	438,224

LIABILITIES:
Reserves for fixed annuity contracts	$2,490,145	$2,419,705
Securities lending payable	154,756	154,756
Variable annuity liabilities related to separate accounts	438,224	438,224

5.	DEFERRED ACQUISITION COSTS

The following table summarizes the activity in deferred acquisition costs:

	Years Ended December 31,
	2004	2003
	(in thousands)
Balance at beginning of year	$161,828	$100,571
Acquisition costs deferred	35,395	79,439
Effect of net unrealized (gains) losses on securities	(5,915)	1,344
Amortization charged to income	(31,772)	(19,526)
Cumulative effect of SOP 03-1	(1,807)	—

Balance at end of year	$157,729	$161,828

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

6.	OTHER DEFERRED EXPENSES

The following table summarizes the activity in other deferred expenses:

	Years Ended December 31,
	2004	2003
	(in thousands)
Balance at beginning of year	$16,098	$3,888
Expenses deferred	6,037	13,192
Effect of net unrealized (gains) losses on securities	(585)	56
Amortization charged to income	(2,411)	(1,038)

Balance at end of year	$19,139	$16,098

7.	GUARANTEED BENEFITS

The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. For many of the Company’s variable annuity contracts, the Company offers contractual guarantees in the event of death or at specified dates during the accumulation period. Such benefits are referred to as GMDB and guaranteed minimum account value (“GMAV”), respectively.

The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total “variable annuity assets held in separate accounts” with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees in the statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits in the statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the statement of income and comprehensive income.

The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder’s beneficiary will receive the greater of (1) the contract holder’s account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for subsequent withdrawals, at the end of a ten-year waiting period. GMAVs are considered to be derivatives under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”, and are recognized at fair value in the balance sheet and through investment income in the statement of income and comprehensive income. The Company began offering the GMAV option in 2004.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

7.	GUARANTEED BENEFITS (Continued)

Details concerning the Company’s guaranteed benefit exposures as of December 31, 2004 are as follows:

	Return of Net Deposits	Highest Specified Anniversary Account Value Minus Withdrawals Post Anniversary
	(dollars in thousands)
In the event of death (GMDB):
Account value	$148,283	$649,952
Net amount at risk (a)	$348	57,713
Average attained age of contract holders	65	62
Range of guaranteed minimum return rates	0%	0%

Accumulation at specified date (GMAV):
Account value	$16,314	$—
Net amount at risk (b)	—	—
Weighted average period remaining until guaranteed payment	9.8 Years	—

(a)	Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.
(b)	Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

(in thousands)
Balance at January 1, 2004 (c)	$1,640
Guaranteed benefits incurred	1,193
Guaranteed benefits paid	(934)

Balance at December 31, 2004	$1,899

(c)	Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

7.	GUARANTEED BENEFITS (Continued)

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

•	Data used was 5,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 10%.

•	Volatility assumption was 16%.

•	Mortality was assumed to be 64% of the 75-80 ALB table.

•	Lapse rates vary by contract type and duration and range from 0% to 40%.

•	The discount rate was approximately 8%.

8.	REINSURANCE

Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder’s equity.

The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Universal life insurance fees are presented net of reinsurance premiums of $7,275,000, $7,132,000 and $6,078,000 in 2004, 2003 and 2002, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $8,855,000, $3,645,000 and $4,247,000 in 2004, 2003 and 2002, respectively.

In 2004, the Company entered a contract to reinsure credit life and credit accident and health insurance policies. The Company receives a share of premium for the reinsured policies and will indemnify the reinsured for a proportionate share of these liabilities while the reinsured retains the assets and corresponding reserve liabilities. The treaty is for one year with the option to renew annually and may be terminated by either party with 180 days advance notice.

9.	COMMITMENTS AND CONTINGENT LIABILITIES

At December 31, 2004, the Company has commitments to purchase approximately $5,000,000 of asset backed securities in the ordinary course of business. These commitments expire in total in 2007.

Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

10.	SHAREHOLDER’S EQUITY

The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2004 and December 31, 2003, 300 shares were outstanding.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

10.	SHAREHOLDER’S EQUITY (Continued)

Changes in shareholder’s equity are as follows:

	Years ended December 31,
	2004	2003	2002
	(in thousands)
ADDITIONAL PAID-IN CAPITAL:
Beginning balances	$259,428	$144,428	$144,428
Capital contributions by Parent	—	115,000	—

Ending balances	$259,428	$259,428	$144,428

RETAINED EARNINGS:
Beginning balances	$68,657	$51,740	$44,982
Net income	23,425	16,917	6,758

Ending balances	$92,082	$68,657	$51,740

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Beginning balances	$18,440	$13,870	$1,169
Change in net unrealized gains on debt securities available for sale	11,981	5,138	29,401
Change in net unrealized gains (losses) on equity securities available for sale	1	493	(161)
Change in adjustment to deferred acquisition costs and other deferred expenses	(6,500)	1,400	(9,700)
Tax effects of net changes	(1,919)	(2,461)	(6,839)

Ending balances	$22,003	$18,440	$13,870

Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

	December 31, 2004	December 31, 2003
	(in thousands)
Gross unrealized gains	$65,647	$64,200
Gross unrealized losses	(13,496)	(24,031)
Adjustment to DAC and other deferred expenses	(18,300)	(11,800)
Deferred income taxes	(11,848)	(9,929)

Accumulated other comprehensive income	$22,003	$18,440

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

10.	SHAREHOLDER’S EQUITY (Continued)

On September 30, 2003 and December 31, 2003, the Company received cash capital contributions from the Parent of $40,000,000 and $75,000,000, respectively.

Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company’s net gain from operations of the preceding year’s statutory annual statement or 10% of preceding year’s statutory surplus. Dividends of $25,870,000 can be paid to the shareholder during 2005 without prior approval of the New York Superintendent of Insurance.

Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company’s net income for the year ended December 31, 2004 was approximately $41,524,000 and net loss for years ended December 31, 2003 and 2002 were $28,065,000, and $1,416,000, respectively. The Company’s statutory capital and surplus totaled approximately $261,706,000 at December 31, 2004, $213,084,000 at December 31, 2003 and $123,141,000 at December 31, 2002.

11.	INCOME TAXES

The components of the provisions for income taxes on pretax income consist of the following:

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
Current	$25,539	$3,041	$(16,471)
Deferred	(17,640)	9,040	25,503

Total income tax expense	$7,899	$12,081	$9,032

Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

	Years Ended December 31,
	2004	2003	2002
	(in thousands)
Amount computed at statutory rate	$11,668	$10,149	$5,527
Increases (decreases) resulting from:
State income taxes, net of federal tax benefit	3,250	1,447	2,103
Dividends received deduction	(386)	(315)	(144)
Adjustment to prior year tax liability (a)	(6,633)	—	—
Other, net	—	800	1,546

Total income tax expense	$7,899	$12,081	$9,032

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

11.	INCOME TAXES (Continued)

(a)	In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

	Years Ended December 31,
	2004	2003
	(in thousands)
DEFERRED TAX ASSETS:
Investments	$959	$—
Contract holder reserves	27,931	14,994
Other assets	7,477	11,510

Total deferred tax assets	36,367	26,504

DEFERRED TAX LIABILITIES:
Investments	$—	$(2,637)
Deferred acquisition costs and other deferred expenses	(49,383)	(52,448)
Other liabilities	(228)	(3,385)
Net unrealized gains on debt and equity securities available for sale	(11,848)	(9,929)

Total deferred tax liabilities	(61,459)	(68,399)

Deferred income taxes	$(25,092)	$(41,895)

The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.	RELATED-PARTY MATTERS

On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $5,000,000. This commitment expires on October 28, 2005. There was no outstanding balance under this agreement at December 31, 2004.

On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company (“AIG SALAC”) whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. (“SAII”) whereby the Company has the right to borrow up to $15,000,000 from SAII and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	RELATED-PARTY MATTERS (Continued)

The Company’s products may be sold by nine affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corporation; Financial Service Corporation; Sentra Securities Corporation; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors Inc.; American General Equity Services Corporation; and American General Securities Incorporated. Commissions paid to these broker-dealers totaled $996,000, $1,063,000 and $1,143,000 in the years ended December 31, 2004, 2003 and 2002, respectively. These affiliated broker-dealers represent 3%, 1% and 5% of annuity deposits in the years ended December 31, 2004, 2003 and 2002, respectively.

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $7,925,000 for the year ended December 31, 2004, $5,250,000 for the year ended December 31, 2003 and $8,399,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $2,138,000, $3,855,000 and $3,305,000, in 2004, 2003 and 2002 respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company’s fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $1,138,000 in 2004, $841,000 in 2003 and $107,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $1,605,000 in 2004, $4,010,000 in 2003 and $1,021,000 in 2002 and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

The majority of the Company’s invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,223,000, $1,232,000 and $793,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company incurred $629,000, $106,000 and $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) for the year ended December 31, 2004, 2003 and 2002, respectively.

On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. (“SAAMCo”), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company’s variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company’s variable annuity products. Amounts earned by the Company under this agreement totaled $1,537,000 in 2004 and are included in variable annuity policy fees in the statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

The Company has a support agreement in effect between the Company and AIG (the “Support Agreement”), pursuant to which AIG has agreed that AIG will cause the Company to maintain a contract holders’ surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support

FIRST SUNAMERICA LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	RELATED-PARTY MATTERS (Continued)

Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

The Company’s insurance policy obligations are guaranteed by American Home Assurance Company (“American Home”), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company’s contract holders’ have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

The Company’s ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG’s Board of Directors and new management adequate time to complete an extensive review of AIG’s books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG’s decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company’s ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

     The following financial statements are included in Part B of the
Registration Statement:

Financial statements of First SunAmerica Life Insurance Company at December 31,
2004 and 2003, and for each of the three years in the period ended December 31,
2004.

Financial statements of FS Variable Annuity Account Five are not included in this prospectus, as sales have not yet occurred.

(b) Exhibits

(1)  Resolutions Establishing Separate Account ...............................  ***
(2)  Custody Agreements ......................................................  *
(3)  (a)  Form of Distribution Contract ......................................  *
     (b)  Form of Selling Agreement ..........................................  *
(4)  (a)  Variable Annuity Contract ..........................................  ****
     (b)  Death Benefit Endorsement ..........................................  *
     (c)  Guaranteed Minimum Account Value Endorsement .......................  *
     (d)  Guaranteed Minimum Withdrawal Benefit Endorsement ..................  Filed Herewith
(5)  (a)  Application for Contract ...........................................  ****
(6)  Depositor -- Corporate Documents
     (a)  Certificate of Corporation .........................................  **
     (b)  By-laws ............................................................  **
(7)  Reinsurance Contract ....................................................  Not Applicable
(8)  Form of Fund Participation Agreements
     (a)  Seasons Series Trust Form of Fund Participation Agreement ..........  *
(9)  Opinion of Counsel ......................................................  ****
     Consent of Counsel ......................................................  Not Applicable
(10) Consent of Independent Registered Public Accounting Firm ................  Filed Herewith
(11) Financial Statements Omitted from Item 23 ...............................  Not Applicable
(12) Initial Capitalization Agreement ........................................  Not Applicable
(13) Performance Computations ................................................  Not Applicable
(14) Diagram and Listing of All Persons Directly or Indirectly
     Controlled By or Under Common Control with First SunAmerica, the Depositor of Registrant .............................................  Filed Herewith
(15) Power of Attorney .......................................................  ***

----------
*    Incorporated by reference to Pre-Effective Amendments 1 and 1 to File Nos.
     333-118218 and 811-08369, filed December 9, 2004, accession number
     0001193125-04-210437.

**   Incorporated by reference to Post-Effective Amendments 5 and 7 to File Nos.
     033-85014 and 811-08810, filed January 30, 1998, accession number
     0000950148-98-000132.

***  Incorporated by reference to initial Form N-4, File Nos. 333-116026 and
     811-08369, filed May 28, 2004, accession number 0001193125-04-096250.

**** Incorporated by reference to Pre-Effective Amendments 1 and 1 to File Nos.
     333-116026 and 811-08369, filed February 1, 2005, accession number
     0001193125-05-016305.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles,
California 90067-6022, unless otherwise noted.

NAME                              POSITION
---------------------------------------------------------------------------------------------
Jay S. Wintrob                    Director, Chief Executive Officer & President
James R. Belardi                  Director and Senior Vice President
Marc H. Gamsin                    Director and Senior Vice President
N. Scott Gillis***                Director, Senior Vice President and Chief Financial Officer
Jana W. Greer***                  Director and Senior Vice President
Bruce R. Abrams**                 Director, Senior Vice President
Christine A. Nixon                Director, Senior Vice President and Secretary
M. Bernard Aidinoff*              Director
Marion E. Fagen*                  Director
Patrick J. Foley*                 Director
Cecil C. Gamwell III*             Director
Jack R. Harnes*                   Director
David L. Herzog*                  Director
John I. Howell*                   Director
Ernest T. Patrikis*               Director
Michael J. Akers**                Senior Vice President
Gregory M. Outcalt                Senior Vice President
Stewart R. Polakov***             Senior Vice President and Controller
Edwin R. Raquel***                Senior Vice President and Chief Actuary
Kurt W. Bernlohr**                Vice President
Michelle H. Powers**              Vice President
Mallary L. Reznik                 Vice President
Stephen Stone***                  Vice President
Edward T. Texeria***              Vice President
Virginia N. Puzon                 Assistant Secretary

-----------
*    Principal business address 70 Pine Street, New York, NY 10270
**   Principal business address is 2727 Allen Parkway, Houston, TX 77019
***  Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or
         Registrant

The Registrant is a separate account of First SunAmerica Life (Depositor).
Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a
complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart can be found in the Company's Form 10-K, SEC file number 033-81474, accession number 0000950148-05-000048, filed April 15,
2005. An organization chart for AIG can be found in Form 10-K, SEC file number
001-08787, accession number 0000950123-04-00330, filed March 15, 2004. That organization chart is current as of December 2003. As of the date of this filing, AIG has not yet filed its 2004 Form 10-K.

Item 27. Number of Contract Owners

Sales of this contract have not yet begun.

Item 28. Indemnification

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of New York, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless
AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or (2) other material breach of the Distribution Agreement.
Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution
Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
     AIG SunAmerica Life Assurance Company - Variable Separate Account
     AIG SunAmerica Life Assurance Company - Variable Annuity Account One
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine
     First SunAmerica Life Insurance Company - FS Variable Separate Account
     First SunAmerica Life Insurance Company - FS Variable Annuity Account One
     First SunAmerica Life Insurance Company - FS Variable Annuity Account Two
     First SunAmerica Life Insurance Company - FS Variable Annuity Account Five
     First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine
     Presidential Life Insurance Company - Variable Account One
     Anchor Series Trust
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset
     Management Corp. (AIG SAAMCo)
     SunAmerica Equity Funds issued by AIG SAAMCo
     SunAmerica Income Funds issued by AIG SAAMCo
     SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
     SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo
     SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
     VALIC Company I and
     VALIC Company II

(b) Directors, Officers and principal place of business:

     Officer/Directors*           Position
     ----------------------------------------------------------------------------------------
     Peter A. Harbeck             Director
     J. Steven Neamtz             Director, President & Chief Executive Officer
     Debbie Potash-Turner         Senior Vice President, Chief Financial Officer & Controller
     John T. Genoy                Vice President
     James Nichols                Vice President
     Thomas Lynch                 Chief Compliance Officer
     Christine A. Nixon**         Secretary
     Virginia N. Puzon**          Assistant Secretary
----------
*    Unless otherwise indicated, the principal business address of AIG
     SunAmerica Capital Services, Inc. and of each of the above individuals is
     Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

**   Principal business address is 1 SunAmerica Center, Los Angeles, California
     90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

First SunAmerica Life, the Depositor for the Registrant, is located at 733 Third
Avenue, New York, New York 10017. First SunAmerica Life maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the
Investment Company Act and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this
Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a
Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional
Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional
Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988
(Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of
1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Post-Effective Amendment Nos. 1 and 2 to its Registration Statement on Form N-4
(File Nos. 333-116026 and 811-08369) to be signed on its behalf, in the City of
Los Angeles, and the State of California, on this 25th day of April 2005.

                                  FS VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)

                                  By: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  By:            /s/ JAY S. WINTROB
                                      ---------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer

                                  FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  (Depositor)

                                  By:            /s/ JAY S. WINTROB
                                      ---------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

      SIGNATURE                         TITLE                         DATE
      ---------                         -----                         ----

JAY S. WINTROB*            Chief Executive Officer, President     April 25, 2005
----------------------               & Director
Jay S. Wintrob               (Principal Executive Officer)

BRUCE R. ABRAMS*                       Director                   April 25, 2005
----------------------
Bruce R. Abrams

M. BERNARD AIDINOFF*                   Director                   April 25, 2005
----------------------
M. Bernard Aidinoff

JAMES R. BELARDI*                      Director                   April 25, 2005
----------------------
James R. Belardi

MARION E. FAJEN*                       Director                   April 25, 2005
----------------------
Marion E. Fajen

PATRICK J. FOLEY*                      Director                   April 25, 2005
----------------------
Patrick J. Foley

MARC H. GAMSIN*                        Director                   April 25, 2005
----------------------
Marc H. Gamsin

CECIL C. GAMWELL III*                  Director                   April 25, 2005
----------------------
Cecil C. Gamwell III

N. SCOTT GILLIS*                Senior Vice President,            April 25, 2005
----------------------     Chief Financial Officer & Director
N. Scott Gillis              (Principal Financial Officer)

JANA W. GREER*                         Director                   April 25, 2005
----------------------
Jana W. Greer

JACK R. HARNES*                        Director                   April 25, 2005
----------------------
Jack R. Harnes

DAVID L. HERZOG*                       Director                   April 25, 2005
----------------------
David L. Herzog

JOHN I. HOWELL*                        Director                   April 25, 2005
----------------------
John I. Howell

CHRISTINE A. NIXON*                    Director                   April 25, 2005
----------------------
Christine A. Nixon

ERNEST T. PATRIKIS*                    Director                   April 25, 2005
----------------------
Ernest T. Patrikis

STEWART R. POLAKOV*       Senior Vice President and Controller    April 25, 2005
----------------------      (Principal Accounting Officer)
Stewart R. Polakov

*/s/ MALLARY L. REZNIK                                            April 25, 2005
----------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
----------   -----------

(4)(d)       Guaranteed Minimum Withdrawal Benefit Endorsement

(10)         Consent of Independent Registered Public Accounting Firm

(14)         Diagram and Listing of All Person Directly or Indirectly Controlled
             by or Under Common Owner Control with First SunAmerica Life
             Insurance Company, the Depositor of Registrant